Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Associates and Joint Ventures [Abstract]
Summary of Investments in Associates and Joint Ventures
(1)	Investments in associates and joint ventures as of December 31, 2020 and 2021 are as follows:

2020
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	1,647,325
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	25,630
YTN Co., Ltd.	Broadcasting	Korea	21.43%		59,000	40,549
Gangwon Wind Power Co., Ltd.(*2)	Power generation	Korea	15.00%		5,725	11,443
Hyundai Green Power Co., Ltd.	Power generation	Korea	29.00%		88,885	132,774
Korea Power Exchange(*3)	Management of power market and others	Korea	100.00%		127,839	269,122
Taebaek Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,810	6,392
Taebaek Guinemi Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,420	3,087
Pyeongchang Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,875	5,027
Daeryun Power Co., Ltd.(*2)	Power generation	Korea	9.34%		40,854	26,353
Changjuk Wind Power Co., Ltd.	Power generation	Korea	30.00%		3,801	7,867
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,436
SPC Power Corporation	Power generation	Philippines	38.00%		20,635	69,912
Gemeng International Energy Co., Ltd.	Power generation	China	34.00%		413,153	679,708
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	117,811
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	27,865
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	425,234
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	110,292
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	Russia	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	64,570
Hadong Mineral Fiber Co., Ltd.(*2)	Recycling fly ashes	Korea	8.33%		50	—
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	1,780
Samcheok Eco Materials Co., Ltd.(*5)	Recycling fly ashes	Korea	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	4,197
Goseong Green Power Co., Ltd.(*2)	Power generation	Korea	1.12%		2,900	2,186
Gangneung Eco Power Co., Ltd.(*2)	Power generation	Korea	1.61%		2,900	2,368
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	210
Dongducheon Dream Power Co., Ltd.(*6)	Power generation	Korea	33.61%		148,105	80,637
Jinbhuvish Power Generation Pvt. Ltd.(*2, 7)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	2,165
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	244,426
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,066
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	8,778
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	Korea	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	Korea	28.00%		2,800	576
Korea Nuclear Partners Co., Ltd.	Electric material agency	Korea	28.98%		537	200
Korea Electric Power Corporation Fund(*8)	Developing electric enterprises	Korea	98.09%		51,500	41,926
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	Korea	9.90%		297	938
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	12
Yaksu ESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	454
Nepal Water & Energy Development Company Private Limited(*9)	Construction and operation of utility plant	Nepal	60.35%		50,268	42,677
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		2,000	926
PND S olar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,149
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	Korea	19.00%		3,610	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.(*2)	Power generation	Korea	9.63%		533	312
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	25
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	197
ITR Co., Ltd.	R & D	Korea	20.00%		50	40
Structure test network Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	27
Namjeongsusang Solar Power Operation Co., Ltd.(*10)	Power generation	Korea	15.00%		969	103

2020
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
Indeck Niles Development, LLC(*11)	Power generation	USA	24.08%	￦	45,562	20,627
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		7,300	7,326
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	1,054
KPGE Inc.	Power generation materials business	Korea	29.00%		287	287
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	4,682
Go deok Clean Energy Co., Ltd.(*12)	Fuel cell generation	Korea	61.00%		1,830	960
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	85
SEP Co., Ltd.	R & D	Korea	21.26%		27	14
Hankook Electric Power Information Co., Ltd.	R & D	Korea	25.25%		38	139
Tronix Co., Ltd.	R & D	Korea	20.00%		75	119
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	22
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Jeju SolarOne Co., Ltd.(*13)	Power generation	Korea	10.00%		161	159
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	11,022
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	29.00%		29	29
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	1,578
Seoroseoro Sunny Power Plant Co., Ltd.(*14)	Power generation	Korea	19.46%		230	230
Muan Solar Park Co., Ltd.(*14)	Power generation	Korea	19.00%		4,180	4,180
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	360
Anjwa Smart Farm & Solar City Co., Ltd.(*14)	Power generation	Korea	19.50%		5,510	5,510
Daewon Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	3,910

					2,481,761	4,250,787

<Joint ventures>
KEPCO-Uhde Inc.(*15)	Power generation	Korea	52.80%		11,355	100
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%		44,405	13,264
Shuweihat Asia Operation & Maintenance Company(*15)	Maintenance of utility plant	Cayman	55.00%		30	1,057
Waterbury Lake Uranium L.P.	Resources development	Canada	33.10%		26,602	19,797
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		16,101	18,200
RES Technology AD	Power generation	Bulgaria	50.00%		15,595	15,930
KV Holdings, Inc.	Power generation	Philippines	40.00%		2,103	2,405
KEPCO SPC Power Corporation(*15)	Construction and operation of utility plant	Philippines	75.20%		94,579	201,663
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,530
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	42,530
Rabigh Electricity Company	Power generation	Saudi Arabia	40.00%		109,743	97,157
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi Arabia	40.00%		70	3,813
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	266,221
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	11,171
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	5,378
Global Trade Of Power System Co., Ltd.(*16)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	546
Expressway Solar-light Power Generation Co., Ltd.(*16)	Power generation	Korea	29.00%		1,856	2,896
Amman Asia Electric Power Company(*15)	Power generation	Jordan	60.00%		111,476	161,253
KAPES, Inc.(*15)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	3,887
Jeongam Wind Power Co., Ltd.	Power generation	Korea	40.00%		5,580	4,620
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,362
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.(*16)	Power generation	Korea	15.00%		3,000	3,124
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		2,781	—
Kelar S.A.(*15)	Power generation	Chile	65.00%		78,060	71,449

2020
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%	￦	26,892	33,063
Incheon New Power Co., Ltd.(*17)	Power generation	Korea	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	14,814
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	—
Barakah One Company(*18)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*18)	Operation of utility plant	UAE	18.00%		296	270
Momentum	International thermonuclear experimental reactor construction management	France	33.33%		1	565
Daegu Green Power Co., Ltd.(*19)	Power generation	Korea	29.00%		46,225	23,045
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	17,256
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	1,064
Chester Solar V SpA	Power generation	Chile	45.00%		525	277
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	1,490
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,521	31,897
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	22,552
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	68,809
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	49,639
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	4,466
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,230
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	1,847
Laurel SpA	Power generation	Chile	45.00%		1,222	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*16)	Power generation	Australia	12.37%		4,095	4,129
Chile Solar JV SpA	Power generation	Chile	50.00%		37,689	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	47.31%		12,570	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	Korea	29.01%		3,200	3,453
Chester Solar I SpA	Power generation	Chile	45.00%		1,181	1,621
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	49,017
Saemangeum Solar Power Co., Ltd.(*20)	Power generation	Korea	81.00%		26,399	24,292
Chungsongmeon BongSan wind power Co., Ltd.(*16)	Power generation	Korea	29.00%		2,900	4,124
Jaeun Resident Wind Power Plant Co., Ltd.(*16)	Power generation	Korea	29.00%		2,494	2,195
DE Energia SpA	Power generation	Chile	49.00%		8,364	8,187
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	25,523
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,065
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		10,800	10,485
Horus Solar, S.A. De C.V.(*21)	Renewable power generation	Mexico	14.95%		5,068	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.(*21)	Renewable power generation	Mexico	14.95%		3,678	3,660
Sunmex Renovables, S.A. De C.V.(*21)	Renewable power generation	Mexico	14.95%		307	240
Stavro Holding II A.B.	Holding company	Sweden	20.00%		8,829	9,277
Solaseado Solar Power Co., Ltd.	Power generation	Korea	38.90%		7,020	9,915
Yeongam Solar Power Co., Ltd.(*16)	Power generation	Korea	19.00%		6,460	6,042
Samsu Wind Power Co., Ltd.(*16)	Power generation	Korea	19.00%		2,637	2,607
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		11,569	11,204
Sam-Yang Photovoltaic Power Co., Ltd.	Power generation	Korea	49.00%		5,245	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		20,952	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream(*15)	Holding company	Korea	90.00%		15,699	16,129
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,395	63,029
Cheongna Energy Co., Ltd.(*20, 22)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	4,940
Naepo Green Energy Co., Ltd.(*23)	Power generation	Korea	29.20%		29,200	—
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)(*24)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		56,654	56,654
KAS Investment I LLC(*25)	Holding company	USA	29.89%		23,437	23,437
KAS Investment II LLC(*25)	Holding company	USA	29.89%		23,343	23,343
Energyco LLC	Power generation	Korea	29.00%		1,659	1,659

2020
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
CAES, LLC	Holding company	USA	36.00%	￦	19,414	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.(*16)	Power generation	Korea	19.47%		1,890	1,890
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	510
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352

					1,943,392	1,919,746

				￦	4,425,153	6,170,533

(*1)	The effective percentage of ownership is 22.02% considering treasury stocks.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The Company recognized a full impairment loss for the carrying amount of Jinbhuvish Power Generation Pvt. Ltd. before the prior year, due to the Company’s decision to withdraw its business since there are no business activities occurring.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*10)
The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.

(*11)	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.

(*12)
Even though the effective percentage of ownership is more than 50%, the Company does not hold control over the entity as it has less than 50% of decision-making rights. However the Company can exercise significant influence on the entity by participating in the board of directors and others.Therefore the entity is classified as an associate.

(*13)
It was newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, it is classified as an associate, judging that the Company can exercise significant influence on the entity.

(*14)
The entities were newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*15)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to financial and operation. Accordingly, the entity is classified as joint ventures.

(*17)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*18)	The effective percentage of ownership is less than 20%. However, all operation related decisions must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*19)	Although the nominal percentage of ownership is 29.00%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*20)	The effective percentage of ownership is more than 50%. However, all operation related decisions must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*21)
The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.

(*22)	The classification of the entity was changed from an associate to a joint venture, due to the additional investment during the year ended December 31, 2020.

(*23)	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from an associate to a joint venture, due to the changes in voting rights.

(*24)
The name of the entity has changed during the current year. According to the Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*25)
The entities were included in the joint ventures due to the new investment during the year ended December 31, 2020. Since the final settlement of the entity was not completed before the Company’s financial statements date, the financial statements of October 7, were used for consolidation.

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	1,815,513
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	24,617
YTN Co., Ltd.	Broadcasting	Korea	21.43%		59,000	51,828
Gangwon Wind Power Co., Ltd.(*2)	Power generation	Korea	15.00%		5,725	10,554
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	121,955
Korea Power Exchange(*3)	Management of power market and others	Korea	100.00%		127,839	269,728
Taebaek Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,810	6,800
Taebaek Guinemi Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,420	3,357
Pyeongchang Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,875	5,411
Daeryun Power Co., Ltd.(*2)	Power generation	Korea	9.34%		40,854	25,426
Changjuk Wind Power Co., Ltd.	Power generation	Korea	30.00%		3,801	8,355
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,278
SPC Power Corporation	Power generation	Philippines	38.00%		20,635	65,046
Gemeng International Energy Co., Ltd.	Power generation	China	34.00%		413,153	595,218
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	121,969
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	35,077
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	661,289
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	122,786
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	Russia	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	92,441
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	2,569
Samcheok Eco Materials Co., Ltd.(*5)	Recycling fly ashes	Korea	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	3,808
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	260,858
Gangneung Eco Power Co., Ltd.(*2)	Power generation	Korea	1.61%		2,900	2,288
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	223
Dongducheon Dream Power Co., Ltd.(*6)	Power generation	Korea	33.61%		148,105	74,198
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,704
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	243,772
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,342
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	5,032
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	Korea	18.87%		1,000	—
Korea Electric Vehicle Charging Service(*2)	Electric vehicle charge service	Korea	17.50%		2,800	1,250
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)	Electric material agency	Korea	28.98%		537	219
Korea Electric Power Corporation Fund(*7)	Developing electric enterprises	Korea	98.09%		48,410	47,983
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	Korea	9.90%		297	1,066
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	12
YaksuESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	716
Nepal Water & Energy Development Company Private Limited (*8)	Construction and operation of utility plant	Nepal	69.06%		70,228	66,333
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	25,466
PND Solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,229
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	Korea	19.00%		3,610	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.(*2)	Power generation	Korea	9.63%		533	233
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	1,713
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	123
ITR Co., Ltd.	R & D	Korea	20.00%		50	32
Structure test network Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	306
Namjeongsusang Solar Power Operation Co., Ltd.(*9)	Power generation	Korea	15.00%		969	361

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
Indeck Niles Development, LLC(*10)	Power generation	USA	56.25%	￦	268,113	246,273
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		7,112	7,138
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	1,035
KPGE Inc.	Power generation materials business	Korea	29.00%		287	309
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	4,806
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	4,302
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	128
SEP Co., Ltd.	R & D	Korea	21.26%		27	7
Hankook Electric Power Information Co., Ltd.	R & D	Korea	25.25%		38	161
Tronix Co., Ltd.	R & D	Korea	20.00%		75	109
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	35
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	10,238
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	29.00%		4,640	4,356
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	911
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	721
Muan Solar P ark Co., Ltd.	Power generation	Korea	20.00%		4,400	6,083
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	565
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	6,784
Daewon Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	3,877
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	403
UD4M Co., Ltd.(*2)	R & D	Korea	12.50%		75	144
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	265
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	289
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	62
Gangneung Sacheon Fuel Cell Co., Ltd.(*7)	Power generation	Korea	65.00%		1,950	1,878
Kosture Co., Ltd.(*2)	Coal recycling business	Korea	0.26%		—	—
Digital Innovation Growth Fund(*7)	Holding company	Korea	76.92%		10,000	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.(*18)	Power generation	Korea	39.65%		12,570	16,495
Chuncheon Green Energy Co., Ltd.(*7)	Power generation	Korea	68.00%		3,400	3,372
Yeomsubong Wind Power Co., Ltd.	Power generation	Korea	48.72%		95	95
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	7,965
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,241
Saemangeum Sebit Power Plant Co., Ltd.(*7)	Power generation	Korea	69.55%		6,000	6,000

					3,059,835	5,232,373

<Joint ventures>
KEPCO-Uhde Inc.(*11)	Power generation	Korea	52.80%		11,355	58
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%		44,405	37,069
Shuweihat Asia Operation & Maintenance Company(*11)	Maintenance of utility plant	Cayman	55.00%		30	1,380
Waterbury Lake Uranium L.P.	Resources development	Canada	33.10%		26,602	21,590
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		16,101	18,692
RES Technology AD	Power generation	Bulgaria	50.00%		15,595	16,703
KV Holdings, Inc.	Power generation	Philippines	40.00%		2,103	2,527
KEPCO SPC Power Corporation(*11)	Construction and operation of utility plant	Philippines	75.20%		94,579	198,979
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,635
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	44,217
Rabigh Electricity Company	Power generation	Saudi Arabia	40.00%		109,743	143,678
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi Arabia	40.00%		70	4,071
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	294,649
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	15,734
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	5,841

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
Global Trade Of Power System Co., Ltd.(*12)	Exporting products and technology of small or medium business by proxy	Korea	29.00%	￦	290	597
Expressway Solar-light Power Generation Co., Ltd.(*12)	Power generation	Korea	29.00%		1,856	3,084
Amman Asia Electric Power Company(*11)	Power generation	Jordan	60.00%		111,476	178,679
KAPES, Inc.(*11)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,041
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,415
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.(*12)	Power generation	Korea	15.00%		3,000	2,728
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		2,781	—
Kelar S.A. (*11)	Power generation	Chile	65.00%		78,060	86,695
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		26,892	46,546
Incheon New Power Co., Ltd.(*13)	Power generation	Korea	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	13,842
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	5,154
Barakah One Company(*14)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*14)	Operation of utility plant	UAE	18.00%		296	294
Momentum	International thermonuclear experimental reactor construction management	France	33.33%		1	368
Daegu Green Power Co., Ltd.(*15)	Power generation	Korea	29.00%		46,225	24,054
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	17,646
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	—
Chester Solar V SpA	Power generation	Chile	45.00%		525	25
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	362
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	37,360
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	21,244
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	73,167
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	47,015
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	1,883
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,998
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,120
Laurel SpA	Power generation	Chile	45.00%		1,222	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd.(*12)	Power generation	Australia	12.37%		4,095	3,625
Chile Solar JV SpA	Power generation	Chile	50.00%		37,689	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	Korea	29.01%		3,200	4,106
Chester Solar I SpA	Power generation	Chile	45.00%		1,181	1,120
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	58,231
Saemangeum Solar Power Co., Ltd. (*16)	Power generation	Korea	81.01%		26,400	23,939
Chungsongmeon BongSan wind power Co., Ltd.(*12)	Power generation	Korea	29.00%		2,900	3,808
Jaeun Resident Wind Power Plant Co., Ltd.	Power generation	Korea	29.00%		2,494	1,958
DE Energia SpA	Power generation	Chile	49.00%		8,364	8,921
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,109
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,081
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	11,191
Horus Solar, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		5,068	5,842
Recursos Solares PV De Mexico II, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		3,678	4,536
Sunmex Renovables, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		1,678	1,610
Stavro Holding II A.B.	Holding company	Sweden	20.00%		17,615	17,627
Solaseado Solar Power Co., Ltd.	Power generation	Korea	38.90%		7,020	9,891
Yeongam Solar Power Co., Ltd.(*12)	Power generation	Korea	19.00%		6,460	6,838
Samsu Wind Power Co., Ltd.(*12)	Power generation	Korea	19.00%		2,637	2,828
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		23,833	22,099
Sam-Yang Photovoltaic Power Co., Ltd.	Power generation	Korea	49.00%		5,245	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		19,983	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream(*11)	Holding company	Korea	90.00%		15,699	16,288

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%	￦	59,535	81,595
Cheongna Energy Co., Ltd.(*16)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	11,198
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	—
Dayone Energy Co., Ltd.(*19)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		76,916	79,700
KAS Investment I LLC	Holding company	USA	29.89%		23,437	15,273
KAS Investment II LLC	Holding company	USA	29.89%		23,343	15,213
Energyco Co., Ltd. (formerly, Energyco LLC)	Power generation	Korea	29.00%		1,659	1,535
CAES, LLC	Holding company	USA	36.00%		19,414	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.(*12)	Power generation	Korea	49.00%		7,512	6,971
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	612
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352
Pulau Indah O&M Sdn. Bhd.(*20)	Power generation	Malaysia	60.00%		—	—
Guadalupe Solar SpA(*20)	Power generation	Chile	60.00%		1,397	659
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,633
Foresight Iberian Solar Group Holding, S.L.(*20)	Power generation	Spain	75.00%		9,697	9,743
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	3,196
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	395
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	5,465
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		1,695	1,688
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	6,053
KEPCO KPS Carabao Corp.	Utility plant maintenance	Philippines	40.00%		93	386
Prime Swedish Holding AB	Holding company	Sweden	45.00%		14,514	15,441
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	11,708
Gunsan Land Solar Co., Ltd.(*20)	Power generation	Korea	75.29%		19,091	19,317
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	9,976
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	—
					2,069,491	2,239,011

				￦	5,129,326	7,471,384

(*1)	Due to changes in equity, the nominal and effective percentage of ownership are 20.47%.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.

(*10)	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.

(*11)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*12)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*13)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*14)	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*15)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*16)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*17)
The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.

(*18)	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from a joint venture to an associate, due to the changes in voting rights.

(*19)
According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*20)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

Summary of Fair Value Associates
(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2020 and 2021 are as follows:

Investees		2020	2021
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	45,048	115,339
Korea Gas Corporation(*)		584,010	738,990
YTN Co., Ltd.		27,000	26,550
SPC Power Corporation		139,698	203,589
PT. Bayan Resources TBK		798,510	1,495,801

(*)
An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (“KOGAS”) for the years ended December 31, 2020 and 2021 as management determined that the carrying amount of the investment in KOGAS at ￦1,647,325 million and ￦1,815,513 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2020 and 2021 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2020 and 2021.

The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate:

•	Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy.

•
Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax
discount rate of 4.60% and 4.90% was applied to
post-tax
cash flows respectively as at December 31, 2020 and 2021.

Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.

Summary of Changes in Investments in Associates and Joint Ventures
(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2020 and 2021 are as follows:

2020
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,693,967	—	—	(7,182)	(14,104)	(25,023)	(333)	1,647,325
Korea Electric Power Industrial Development Co., Ltd.		25,393	—	—	(2,146)	3,806	—	(1,423)	25,630
YTN Co., Ltd.		39,747	—	—	(90)	1,086	(6)	(188)	40,549
Cheongna Energy Co., Ltd.		1,411	990	—	—	2,518	—	(4,919)	—
Gangwon Wind Power Co., Ltd.		12,327	—	—	(1,988)	1,104	—	—	11,443
Hyundai Green Power Co., Ltd.		124,253	—	—	(8,889)	17,410	—	—	132,774
Korea Power Exchange		258,899	—	—	—	1,860	1	8,362	269,122
Dayone Energy Co., Ltd.		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.(*1)		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		7,039	—	—	(175)	(472)	—	—	6,392
Taebaek Guinemi Wind Power Co., Ltd.		2,553	—	—	—	534	—	—	3,087
Pyeongchang Wind Power Co., Ltd.		5,877	—	—	(813)	(37)	—	—	5,027
Daeryun Power Co., Ltd.		26,247	—	—	—	104	—	2	26,353
Changjuk Wind Power Co., Ltd.		8,520	—	—	(750)	97	—	—	7,867
KNH Solar Co., Ltd.		2,382	—	—	—	54	—	—	2,436
SPC Power Corporation		63,583	—	—	(10,764)	5,491	11,649	(47)	69,912
Gemeng International Energy Co., Ltd.		670,896	—	—	(11,620)	15,965	4,468	(1)	679,708
PT. Cirebon Electric Power		123,425	—	—	(9,782)	11,330	434	(7,596)	117,811
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(22)	671	(649)	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(22)	617	(595)	—
PT Wampu Electric Power		29,355	—	—	(1,303)	3,245	(1,639)	(1,793)	27,865
PT. Bayan Resources TBK		445,141	—	—	(15,720)	17,139	(21,256)	(70)	425,234
S-Power Co., Ltd.		115,784	—	—	—	(5,429)	—	(63)	110,292
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		72,935	—	—	—	(2,896)	(5,469)	—	64,570
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		108	—	(108)	—	—	—	—	—
PT. Mutiara Jawa		1,438	—	—	—	459	(117)	—	1,780
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		6,610	—	—	—	(2,413)	—	—	4,197
Naepo Green Energy Co., Ltd.		—	—	—	—	(9,789)	—	9,789	—
Goseong Green Power Co., Ltd.		2,340	—	—	—	(154)	—	—	2,186
Gangneung Eco Power Co., Ltd.		2,430	—	—	—	(62)	—	—	2,368
Shin Pyeongtaek Power Co., Ltd.		66,956	—	—	—	11,877	(3,604)	(5,638)	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		215	—	—	—	(5)	—	—	210

2020
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
Dongducheon Dream Power Co., Ltd.	￦	76,547	—	—	—	4,095	—	(5)	80,637
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		2,361	—	—	—	(411)	—	215	2,165
GS Donghae Electric Power Co., Ltd.		255,983	—	—	(25,796)	14,265	—	(26)	244,426
Daegu Photovoltaic Co., Ltd.		2,060	—	—	(325)	331	—	—	2,066
Busan Green Energy Co., Ltd.		10,637	—	—	—	(1,862)	—	3	8,778
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,063	—	—	—	(491)	—	4	576
Korea Nuclear Partners Co., Ltd.		—	247	—	—	(43)	(4)	—	200
Korea Electric Power Corporation Fund		41,126	—	—	—	(908)	1,708	—	41,926
Energy Infra Asset Management Co., Ltd.		791	—	—	—	147	—	—	938
Daegu clean Energy Co., Ltd.		13	—	—	—	(1)	—	—	12
YaksuESS Co., Ltd.		516	—	—	—	(62)	—	—	454
Nepal Water & Energy Development Company Private Limited		31,145	14,697	—	—	(1,699)	(1,466)	—	42,677
Gwangyang Green Energy Co., Ltd.		948	—	—	—	(22)	—	—	926
PND Solar Co., Ltd.		1,144	—	—	—	5	—	—	1,149
Hyundai Eco Energy Co., Ltd.		3,781	—	—	—	469	—	—	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.		386	—	—	—	(74)	—	—	312
Green Energy Electricity Generation Co., Ltd.		163	—	—	—	(138)	—	—	25
Korea Energy Solutions Co., Ltd.		259	—	—	—	(62)	—	—	197
ITR Co., Ltd.		33	—	—	—	7	—	—	40
Structure test network Co., Ltd.		21	—	—	—	6	—	—	27
Namjeongsusang Solar Power Operation Co., Ltd.		812	—	—	—	(709)	—	—	103
Indeck Niles Development, LLC		—	45,562	—	—	(13,344)	(9,846)	(1,745)	20,627
Indeck Niles Asset Management, LLC		87	—	—	(539)	559	—	(6)	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		7,126	294	(99)	(291)	296	—	—	7,326
Suwon New Power Co., Ltd.		798	—	—	—	256	—	—	1,054
KPGE Inc.		287	—	—	—	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		2,054	2,703	—	—	(75)	—	—	4,682
Go deok Clean Energy Co., Ltd.		1,830	—	—	—	(843)	(27)	—	960
SureDataLab Co., Ltd.		—	126	—	—	(41)	—	—	85
SEP Co., Ltd.		—	27	—	—	(13)	—	—	14
Hankook Electric Power Information Co., Ltd.		—	38	—	—	101	—	—	139
Tronix Co., Ltd.		—	75	—	—	44	—	—	119
O2&B Global Co., Ltd.		—	25	—	—	(3)	—	—	22
Muan Sunshine Solar Power Plant Co., Ltd.		—	79	—	—	(475)	—	1,492	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Jeju SolarOne Co., Ltd.		—	161	—	—	—	(2)	—	159
Energy Innovation Fund I		—	4,000	—	(2)	(159)	—	(3,839)	—
Goesan Solar Park Co., Ltd.		—	1,276	—	—	408	—	—	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.		—	11,022	—	—	—	—	—	11,022
Bitgoel Eco Energy Co., Ltd.		—	29	—	—	—	—	—	29
Jeju Gimnyeong Wind Power Co., Ltd.		—	714	—	—	864	—	—	1,578

2020
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
Seoroseoro Sunny Power Plant Co., Ltd.	￦	—	230	—	—	—	—	—	230
Muan Solar Park Co., Ltd.		—	4,180	—	—	—	—	—	4,180
YuDang Solar Co., Ltd.		—	360	—	—	—	—	—	360
Anjwa Smart Farm & Solar City Co., Ltd.		—	5,510	—	—	—	—	—	5,510
Daewon Green Energy Co., Ltd.		—	3,910	—	—	—	—	—	3,910

		4,251,802	96,255	(207)	(98,175)	59,092	(48,911)	(9,069)	4,250,787

<Joint ventures>
KEPCO-Uhde Inc.		134	—	—	—	(34)	—	—	100
Shuweihat Asia Power Investment B.V.		18,318	—	—	(4,337)	5,919	(6,636)	—	13,264
Shuweihat Asia Operation & Maintenance Company		1,408	—	—	(922)	1,074	(503)	—	1,057
Waterbury Lake Uranium L.P.		20,562	—	—	—	4	(769)	—	19,797
ASM-BG Investicii AD		19,376	—	—	(4,206)	2,575	455	—	18,200
RES Technology AD		16,248	—	—	(1,981)	1,051	612	—	15,930
KV Holdings, Inc.		2,441	—	—	(617)	580	1	—	2,405
KEPCO SPC Power Corporation		214,794	—	—	(48,486)	48,479	(12,995)	(129)	201,663
Gansu Datang Yumen Wind Power Co., Ltd.		8,149	—	—	—	(1,718)	99	—	6,530
Datang Chifeng Renewable Power Co., Ltd.		185,307	—	—	(13,453)	15,317	1,307	—	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		41,024	—	—	—	1,231	275	—	42,530
Rabigh Electricity Company		109,096	—	—	(14,956)	25,474	(22,458)	1	97,157
Rabigh Operation & Maintenance Company Limited		6,879	—	—	(5,340)	2,788	(514)	—	3,813
Jamaica Public Service Company Limited		253,607	—	—	(4,352)	24,669	(10,891)	3,188	266,221
KW Nuclear Components Co., Ltd.		9,052	—	—	(833)	2,952	—	—	11,171
Busan Shinho Solar Power Co., Ltd.		5,045	—	—	(330)	663	—	—	5,378
Global Trade Of Power System Co., Ltd.		571	—	—	—	(25)	—	—	546
Expressway Solar-light Power Generation Co., Ltd.		2,883	—	—	—	13	—	—	2,896
Amman Asia Electric Power Company		192,164	—	—	(28,281)	20,165	(22,795)	—	161,253
KAPES, Inc.		10,832	—	—	—	(10,806)	—	(26)	—
Honam Wind Power Co., Ltd.		4,375	—	—	(435)	(53)	—	—	3,887
Jeongam Wind Power Co., Ltd.		4,437	—	—	—	183	—	—	4,620
Korea Power Engineering Service Co., Ltd.		4,902	—	—	—	446	—	14	5,362
Chun-cheon Energy Co., Ltd.		34,872	—	—	—	(7,354)	—	—	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.		3,040	—	—	—	84	—	—	3,124
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A.		70,462	—	—	—	14,864	(9,186)	(4,691)	71,449
PT. Tanjung Power Indonesia		34,327	—	—	—	7,522	(9,220)	434	33,063
Incheon New Power Co., Ltd.		—	—	—	—	—	—	—	—
Seokmun Energy Co., Ltd.		17,342	—	—	—	(2,528)	—	—	14,814
Daehan Wind Power PSC		1,757	4,302	—	—	(626)	(5,433)	—	—
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		285	—	—	—	2	(17)	—	270
Momentum		553	—	—	(404)	399	17	—	565
Daegu Green Power Co., Ltd.		22,824	—	—	—	128	—	93	23,045
Yeonggwang Wind Power Co., Ltd.		17,627	—	—	—	(371)	—	—	17,256
Chester Solar IV SpA		672	—	—	—	389	80	(77)	1,064
Chester Solar V SpA		146	—	—	—	135	17	(21)	277
Diego de Almagro Solar SpA		1,035	—	—	—	455	107	(107)	1,490
South Jamaica Power Company Limited		13,863	—	—	—	20,468	(2,432)	(2)	31,897
Daesan Green Energy Co., Ltd.		17,182	—	—	—	5,371	—	(1)	22,552

2020
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
RE Holiday Holdings LLC	￦	42,070	—	—	—	33,072	(6,333)	—	68,809
RE Pioneer Holdings LLC		31,156	—	—	(1,246)	24,466	(4,737)	—	49,639
RE Barren Ridge 1 Holdings LLC		42,916	—	—	(872)	(35,735)	(1,843)	—	4,466
RE Astoria 2 LandCo LLC		5,602	—	—	(249)	210	(333)	—	5,230
RE Barren Ridge LandCo LLC		1,966	—	—	(95)	95	(119)	—	1,847
Laurel SpA		595	—	—	—	498	80	(81)	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		4,024	—	—	—	(24)	129	—	4,129
Chile Solar JV SpA		34,859	—	—	—	187	(163)	—	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.		7,846	4,070	—	—	1,468	(22)	—	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.		3,043	—	—	—	409	—	1	3,453
Chester Solar I SpA		1,157	—	—	—	472	107	(115)	1,621
Solar Philippines Calatagan Corporation		48,930	—	—	(6,439)	6,745	(219)	—	49,017
Saemangeum Solar Power Co., Ltd.		8,324	16,399	—	—	(431)	—	—	24,292
Chungsongmeon BongSan wind power Co., Ltd.		2,764	—	—	—	(232)	1,592	—	4,124
Jaeun Resident Wind Power Plant Co., Ltd.		2,198	—	—	—	(3)	—	—	2,195
DE Energia SpA		8,665	—	—	—	506	572	(1,556)	8,187
Dangjin Eco Power Co., Ltd.		25,661	—	—	—	96	(237)	3	25,523
Haemodum Solar Co., Ltd.		2,940	—	—	—	140	(15)	—	3,065
Yangyang Wind Power Co., Ltd.		10,800	—	—	—	(286)	(29)	—	10,485
Horus Solar, S.A. DE C.V.		3,403	1,665	—	—	(1,985)	311	—	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.		672	3,006	—	—	36	(54)	—	3,660
Sunmex Renovables, S.A. De C.V.		222	85	—	—	(46)	(21)	—	240
Stavro Holding II A.B.		5,625	3,305	—	—	(156)	346	157	9,277
Solaseado Solar Power Co., Ltd.		—	7,020	—	—	2,895	—	—	9,915
Yeongam Solar Power Co., Ltd.		—	6,460	—	—	(418)	—	—	6,042
Samsu Wind Power Co., Ltd.		—	2,637	—	—	(30)	—	—	2,607
Pulau Indah Power Plant Sdn. Bhd.		—	11,569	—	—	(144)	(221)	—	11,204
Sam-Yang Photovoltaic Power Co., Ltd.		—	5,245	—	—	290	—	—	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		—	20,952	—	(1,388)	2,678	—	—	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		—	15,699	—	—	430	—	—	16,129
PT Barito Wahana Tenaga		—	59,395	—	—	4,923	(1,289)	—	63,029
Cheongna Energy Co., Ltd.		—	—	—	—	21	—	4,919	4,940
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Dayone Energy Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		—	56,654	—	—	—	—	—	56,654
KAS Investment I LLC		—	23,437	—	—	—	—	—	23,437
KAS Investment II LLC		—	23,343	—	—	—	—	—	23,343
Energyco LLC		—	1,659	—	—	—	—	—	1,659
CAES, LLC		—	19,414	—	(297)	—	—	(1,491)	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.		—	1,890	—	—	—	—	—	1,890
Busan Industrial Solar Power Co., Ltd.		—	510	—	—	—	—	—	510
Bitsolar Energy Co., Ltd.		—	352	—	—	—	—	—	352

		1,663,029	289,068	—	(139,519)	220,032	(113,377)	513	1,919,746

	￦	5,914,831	385,323	(207)	(237,694)	279,124	(162,288)	(8,556)	6,170,533

(*1)
The Company recognized a impairment loss for the carrying amount of Ecollite Co., Ltd. during the prior period due to the suspension of operating activities. Ecollite Co., Ltd. has been removed from associates since it is under the process of liquidation as of December 31, 2020.

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,647,325	—	—	—	209,357	13,017	(54,186)	1,815,513
Korea Electric Power Industrial Development Co., Ltd.		25,630	—	—	(1,966)	378	—	575	24,617
YTN Co., Ltd.		40,549	—	—	(270)	11,192	22	335	51,828
Gangwon Wind Power Co., Ltd.		11,443	—	—	(1,703)	814	—	—	10,554
Hyundai Green Power Co., Ltd.		132,774	—	—	(8,888)	(562)	(1,346)	(23)	121,955
Korea Power Exchange		269,122	—	—	—	(10)	—	616	269,728
Taebaek Wind Power Co., Ltd.		6,392	—	—	—	408	—	—	6,800
Taebaek Guinemi Wind Power Co., Ltd.		3,087	—	—	—	270	—	—	3,357
Pyeongchang Wind Power Co., Ltd.		5,027	—	—	—	384	—	—	5,411
Daeryun Power Co., Ltd.		26,353	—	—	—	(927)	—	—	25,426
Changjuk Wind Power Co., Ltd.		7,867	—	—	(449)	937	—	—	8,355
KNH Solar Co., Ltd.		2,436	—	—	—	(158)	—	—	2,278
SPC Power Corporation		69,912	—	—	(20,468)	5,311	10,291	—	65,046
Gemeng International Energy Co., Ltd.		679,708	—	—	(11,886)	(154,930)	82,326	—	595,218
PT. Cirebon Electric Power		117,811	—	—	(18,253)	10,679	1,396	10,336	121,969
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(14)	(938)	952	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(15)	(862)	877	—
PT Wampu Electric Power		27,865	—	—	—	3,196	1,355	2,661	35,077
PT. Bayan Resources TBK		425,234	—	—	(68,666)	267,874	36,885	(38)	661,289
S-Power Co., Ltd.		110,292	—	—	—	12,437	57	—	122,786
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		64,570	—	—	—	19,306	8,565	—	92,441
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
PT. Mutiara Jawa		1,780	—	—	—	630	159	—	2,569
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		4,197	—	—	—	(389)	—	—	3,808
Goseong Green Power Co., Ltd.		2,186	259,840	—	—	(1,168)	—	—	260,858
Gangneung Eco Power Co., Ltd.		2,368	—	—	—	(80)	—	—	2,288
Shin Pyeongtaek Power Co., Ltd.		69,591	—	—	—	23,476	—	7	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		210	—	—	—	13	—	—	223
Dongducheon Dream Power Co., Ltd.		80,637	—	—	—	(6,439)	—	—	74,198
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		2,165	—	—	—	(461)	—	—	1,704
GS Donghae Electric Power Co., Ltd.		244,426	—	—	(15,640)	14,972	—	14	243,772
Daegu Photovoltaic Co., Ltd.		2,066	—	—	(206)	482	—	—	2,342
Busan Green Energy Co., Ltd.		8,778	—	—	—	(3,750)	—	4	5,032
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		576	—	—	—	(283)	—	957	1,250
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)		200	—	—	—	19	—	—	219
Korea Electric Power Corporation Fund		41,926	—	(3,090)	—	9,065	82	—	47,983
Energy Infra Asset Management Co., Ltd.		938	—	—	—	128	—	—	1,066
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	—	12
YaksuESS Co., Ltd.		454	—	—	—	262	—	—	716
Nepal Water & Energy Development Company Private Limited		42,677	19,960	—	—	(616)	4,312	—	66,333
Gwangyang Green Energy Co., Ltd.		926	24,800	—	—	(138)	(122)	—	25,466
PND Solar Co., Ltd.		1,149	—	—	—	80	—	—	1,229
Hyundai Eco Energy Co., Ltd.		4,250	—	—	—	1,322	—	—	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.		312	—	—	—	(79)	—	—	233
Green Energy Electricity Generation Co., Ltd.		25	—	—	—	1,688	—	—	1,713
Korea Energy Solutions Co., Ltd.		197	—	—	—	(74)	—	—	123
ITR Co., Ltd.		40	—	—	—	(8)	—	—	32
Structure test network Co., Ltd.		27	—	—	—	279	—	—	306
Namjeongsusang Solar Power Operation Co., Ltd.		103	—	—	—	258	—	—	361
Indeck Niles Development, LLC		20,627	222,551	—	—	(13,160)	6,652	9,603	246,273
Indeck Niles Asset Management, LLC		101	—	—	—	567	—	(557)	111

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	￦	7,326	—	(188)	—	399	—	(399)	7,138
Suwon New Power Co., Ltd.		1,054	—	—	—	(5)	(14)	—	1,035
KPGE Inc.		287	—	—	—	22	—	—	309
Gwangbaek Solar Power Investment Co., Ltd.		4,682	—	—	—	124	—	—	4,806
Go deok Clean Energy Co., Ltd.		960	3,730	—	—	(333)	(55)	—	4,302
SureDataLab Co., Ltd.		85	—	—	—	43	—	—	128
SEP Co., Ltd.		14	—	—	—	(7)	—	—	7
Hankook Electric Power Information Co., Ltd.		139	—	—	—	22	—	—	161
Tronix Co., Ltd.		119	—	—	—	(10)	—	—	109
O2&B Global Co., Ltd.		22	—	—	—	13	—	—	35
Muan Sunshine Solar Power Plant Co., Ltd.		1,096	—	—	—	172	—	—	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Jeju SolarOne Co., Ltd.		159	45	(206)	—	(1)	—	3	—
Goesan Solar Park Co., Ltd.		1,684	—	—	—	249	(6)	—	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.		11,022	—	—	—	(784)	—	—	10,238
Bitgoel Eco Energy Co., Ltd.		29	4,611	—	—	(261)	(23)	—	4,356
Jeju Gimnyeong Wind Power Co., Ltd.		1,578	—	—	—	(665)	(2)	—	911
Seoroseoro Sunny Power Plant Co., Ltd.		230	476	—	—	15	—	—	721
Muan Solar Park Co., Ltd.		4,180	220	—	—	1,683	—	—	6,083
YuDang Solar Co., Ltd.		360	—	—	—	205	—	—	565
Anjwa Smart Farm & Solar City Co., Ltd.		5,510	141	—	—	1,133	—	—	6,784
Daewon Green Energy Co., Ltd.		3,910	—	—	—	(33)	—	—	3,877
G.GURU Co., Ltd.		—	493	—	—	(90)	—	—	403
UD4M Co., Ltd.		—	75	—	—	217	—	(148)	144
Dongbu Highway Solar Co., Ltd.		—	—	—	—	74	—	191	265
Seobu Highway Solar Co., Ltd.		—	—	—	—	94	—	195	289
Korea Energy Data Co., Ltd.		—	60	—	—	2	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		—	1,950	—	—	(72)	—	—	1,878
Kosture Co., Ltd.		—	—	—	—	—	—	—	—
Digital Innovation Growth Fund		—	10,000	—	—	(110)	—	—	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.		—	—	—	—	2,532	—	13,963	16,495
Chuncheon Green Energy Co., Ltd.		—	3,400	—	—	(28)	—	—	3,372
Yeomsubong Wind Power Co., Ltd.		—	95	—	—	—	—	—	95
Yeongyang Wind Power Corporation II		—	7,965	—	—	—	—	—	7,965
Haeparang Energy Co., Ltd.		—	2,241	—	—	—	—	—	2,241
Saemangeum Sebit Power Plant Co., Ltd.		—	6,000	—	—	—	—	—	6,000

		4,250,787	568,653	(3,484)	(148,395)	417,123	161,751	(14,062)	5,232,373

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
KEPCO-Uhde Inc.	￦	100	—	—	—	(42)	—	—	58
Shuweihat Asia Power Investment B.V.		13,264	—	—	(2,467)	4,564	21,708	—	37,069
Shuweihat Asia Operation & Maintenance Company		1,057	—	—	(881)	1,101	103	—	1,380
Waterbury Lake Uranium L.P.		19,797	—	—	—	—	1,793	—	21,590
ASM-BG Investicii AD		18,200	—	—	(2,703)	2,700	495	—	18,692
RES Technology AD		15,930	—	—	(676)	1,116	333	—	16,703
KV Holdings, Inc.		2,405	—	—	(901)	962	61	—	2,527
KEPCO SPC Power Corporation		201,663	—	—	(35,763)	37,073	(3,994)	—	198,979
Gansu Datang Yumen Wind Power Co., Ltd.		6,530	—	—	—	(619)	724	—	6,635
Datang Chifeng Renewable Power Co., Ltd.		188,478	—	—	(14,191)	9,342	20,958	—	204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		42,530	—	—	(2,884)	1,562	3,009	—	44,217
Rabigh Electricity Company		97,157	—	—	(7,221)	17,896	35,846	—	143,678
Rabigh Operation & Maintenance Company Limited		3,813	—	—	(4,085)	3,489	854	—	4,071
Jamaica Public Service Company Limited		266,221	—	—	(4,578)	12,963	23,820	(3,777)	294,649
KW Nuclear Components Co., Ltd.		11,171	—	—	(833)	5,396	—	—	15,734
Busan Shinho Solar Power Co., Ltd.		5,378	—	—	(352)	815	—	—	5,841
Global Trade Of Power System Co., Ltd.		546	—	—	—	51	—	—	597
Expressway Solar-light Power Generation Co., Ltd.		2,896	—	—	—	188	—	—	3,084
Amman Asia Electric Power Company		161,253	—	—	(27,428)	18,487	26,367	—	178,679
KAPES, Inc.		—	—	—	—	—	—	—	—
Honam Wind Power Co., Ltd.		3,887	—	—	—	154	—	—	4,041
Jeongam Wind Power Co., Ltd.		4,620	5,808	(10,741)	—	313	—	—	—
Korea Power Engineering Service Co., Ltd.		5,362	—	—	—	206	—	(153)	5,415
Chun-cheon Energy Co., Ltd.		27,518	—	—	—	(1,622)	—	—	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.		3,124	—	—	—	(396)	—	—	2,728
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A.		71,449	—	—	—	2,121	6,416	6,709	86,695
PT. Tanjung Power Indonesia		33,063	—	—	—	5,027	9,029	(573)	46,546
Incheon New Power Co., Ltd.		—	—	—	—	—	—	—	—
Seokmun Energy Co., Ltd.		14,814	—	—	—	(972)	—	—	13,842
Daehan Wind Power PSC		—	—	—	—	3,791	1,363	—	5,154
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		270	—	—	—	—	24	—	294
Momentum		565	—	—	(569)	368	4	—	368
Daegu Green Power Co., Ltd.		23,045	—	—	—	982	—	27	24,054
Yeonggwang Wind Power Co., Ltd.		17,256	—	—	—	390	—	—	17,646
Chester Solar IV SpA		1,064	—	—	—	(1,083)	(36)	55	—
Chester Solar V SpA		277	—	—	—	(269)	2	15	25
Diego de Almagro Solar SpA		1,490	—	—	—	(1,095)	(123)	90	362
South Jamaica Power Company Limited		31,897	—	—	—	2,515	2,949	(1)	37,360
Daesan Green Energy Co., Ltd.		22,552	—	—	—	(1,308)	—	—	21,244
RE Holiday Holdings LLC		68,809	—	—	(9,577)	6,299	7,636	—	73,167
RE Pioneer Holdings LLC		49,639	—	—	(14,199)	5,556	6,019	—	47,015
RE Barren Ridge 1 Holdings LLC		4,466	—	—	(1,365)	(3,162)	1,944	—	1,883
RE Astoria 2 LandCo LLC		5,230	—	—	(337)	619	486	—	5,998
RE Barren Ridge LandCo LLC		1,847	—	—	(140)	240	173	—	2,120
Laurel SpA		1,092	—	—	—	(798)	(71)	67	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		4,129	—	—	—	(111)	(393)	—	3,625
Chile Solar JV SpA		34,883	—	—	—	831	(3,257)	—	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.		3,453	—	—	—	653	—	—	4,106
Chester Solar I SpA		1,621	—	—	—	(430)	(195)	124	1,120
Solar Philippines Calatagan Corporation		49,017	—	—	(5,961)	5,961	9,214	—	58,231
Saemangeum Solar Power Co., Ltd.		24,292	1	—	—	(354)	—	—	23,939

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
Chungsongmeon BongSan wind power Co., Ltd.	￦	4,124	—	—	—	(316)	—	—	3,808
Jaeun Resident Wind Power Plant Co., Ltd.		2,195	—	—	—	(237)	—	—	1,958
DE Energia SpA		8,187	—	—	—	—	734	—	8,921
Dangjin Eco Power Co., Ltd.		25,523	—	—	—	274	312	—	26,109
Haemodum Solar Co., Ltd.		3,065	—	—	—	16	—	—	3,081
Yangyang Wind Power Co., Ltd.		10,485	1,200	—	—	(488)	(6)	—	11,191
Horus Solar, S.A. De C.V.		3,394	—	—	—	2,396	52	—	5,842
Recursos Solares PV De Mexico II, S.A. DE C.V.		3,660	—	—	—	766	110	—	4,536
Sunmex Renovables, S.A. De C.V.		240	1,371	—	—	(49)	48	—	1,610
Stavro Holding II A.B.		9,277	8,684	—	—	(55)	(271)	(8)	17,627
Solaseado Solar Power Co., Ltd.		9,915	—	—	—	(24)	—	—	9,891
Yeongam Solar Power Co., Ltd.		6,042	—	—	—	796	—	—	6,838
Samsu Wind Power Co., Ltd.		2,607	—	—	—	221	—	—	2,828
Pulau Indah Power Plant Sdn. Bhd.		11,204	12,264	—	—	(519)	(850)	—	22,099
Sam-Yang Photovoltaic Power Co., Ltd.		5,535	—	—	—	(542)	—	—	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		22,242	—	(969)	(1,727)	1,910	—	—	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		16,129	—	—	—	159	—	—	16,288
PT Barito Wahana Tenaga		63,029	140	—	—	4,194	14,232	—	81,595
Cheongna Energy Co., Ltd.		4,940	—	—	—	6,258	—	—	11,198
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Dayone Energy Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		56,654	20,262	—	—	(1,138)	3,922	—	79,700
KAS Investment I LLC		23,437	—	—	—	(6,876)	(1,288)	—	15,273
KAS Investment II LLC		23,343	—	—	—	(6,515)	(1,615)	—	15,213
Energyco Co., Ltd. (formerly, Energyco LLC)		1,659	—	—	—	(60)	(64)	—	1,535
CAES, LLC		17,626	—	—	(1,009)	(331)	850	1,299	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.		1,890	5,622	—	—	(541)	—	—	6,971
Busan Industrial Solar Power Co., Ltd.		510	—	—	—	102	—	—	612
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		—	1,397	—	—	(672)	(66)	—	659
Omisan Wind Power Co., Ltd.		—	10,752	—	—	(119)	—	—	10,633
Foresight Iberian Solar Group Holding, S.L.		—	—	—	—	72	—	9,671	9,743
Yeongwol Eco Wind Co., Ltd.		—	3,089	—	—	122	(15)	—	3,196
Gurae Resident Power Co., Ltd.		—	386	—	—	12	(3)	—	395
Cheongju Eco Park Co., Ltd.		—	5,858	—	—	(393)	—	—	5,465
Enel X Midland Photovoltaic, LLC		—	1,695	—	—	(7)	—	—	1,688
Geumsungsan Wind Power Co., Ltd.		—	6,531	—	—	(478)	—	—	6,053
KEPCO KPS Carabao Corp.		—	93	—	—	293	—	—	386
Prime Swedish Holding AB		—	8,155	—	—	22	1,060	6,204	15,441
Taebaek Gadeoksan Wind Power Co., Ltd.		13,362	—	—	—	762	—	(14,124)	—
Goheung New Energy Co., Ltd.		—	12,959	—	—	(1,251)	—	—	11,708
Gunsan Land Solar Co., Ltd.		—	19,091	—	—	324	(98)	—	19,317
CapMan Lynx SCA, SICAR		—	9,601	—	—	375	—	—	9,976
International Offshore Power Transmission Holding Company Limited		—	—	—	—	—	—	—	—

		1,919,746	134,959	(11,710)	(139,847)	139,933	190,305	5,625	2,239,011

	￦	6,170,533	703,612	(15,194)	(288,242)	557,056	352,056	(8,437)	7,471,384

Summary of Financial Information of Associates and Joint Ventures
(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2020 and 2021 are as follows:

2020
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	35,909,775	28,174,619	20,833,722	(172,060)
Korea Electric Power Industrial Development Co., Ltd.		164,015	75,636	297,962	16,284
YTN Co., Ltd.		295,151	105,923	126,730	7,095
Gangwon Wind Power Co., Ltd.		77,297	1,336	23,350	7,472
Hyundai Green Power Co., Ltd.		874,574	416,732	390,442	55,591
Korea Power Exchange		337,577	68,455	104,698	979
Taebaek Wind Power Co., Ltd.		28,048	2,480	4,364	(561)
Taebaek Guinemi Wind Power Co., Ltd.		44,434	32,085	5,023	1,368
Pyeongchang Wind Power Co., Ltd.		72,713	52,606	8,387	(154)
Daeryun Power Co., Ltd.		789,277	498,346	126,343	1,941
Changjuk Wind Power Co., Ltd.		27,515	1,292	4,777	656
KNH Solar Co., Ltd.		18,240	9,219	3,564	728
SPC Power Corporation		255,462	17,705	47,091	39,677
Gemeng International Energy Co., Ltd.		7,427,157	5,428,013	1,955,707	64,077
PT. Cirebon Electric Power		730,020	301,615	246,014	40,676
KNOC Nigerian East Oil Co., Ltd.		22,215	93,736	—	(142)
KNOC Nigerian West Oil Co., Ltd.		23,999	89,739	—	(142)
PT Wampu Electric Power		199,841	139,264	20,265	7,372
PT. Bayan Resources TBK		1,544,875	795,131	1,646,390	219,406
S-Power Co., Ltd.		782,561	554,393	421,519	(10,805)
Pioneer Gas Power Limited		260,344	359,790	—	(44,568)
Eurasia Energy Holdings		556	993	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,138,994	876,336	140,069	(11,318)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
PT. Mutiara Jawa		23,061	16,923	7,946	2,523
Samcheok Eco Materials Co., Ltd.		24,024	598	10,483	23
Noeul Green Energy Co., Ltd.		116,929	102,457	27,486	(8,303)
Goseong Green Power Co., Ltd.		4,559,480	4,351,119	—	(12,280)
Gangneung Eco Power Co., Ltd.		2,630,752	2,475,848	—	(3,623)
Shin Pyeongtaek Power Co., Ltd.		1,020,650	814,369	520,468	32,002
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		2,001	1,258	387	(11)
Dongducheon Dream Power Co., Ltd.		1,374,640	1,095,926	524,890	10,982
Jinbhuvish Power Generation Pvt. Ltd.		58,699	12,122	—	—
Daejung Offshore Wind Power Co., Ltd.		6,281	1,634	—	(810)
GS Donghae Electric Power Co., Ltd.		2,174,835	1,455,935	685,579	41,955
Daegu Photovoltaic Co., Ltd.		13,843	6,718	3,343	1,149
Busan Green Energy Co., Ltd.		170,261	139,995	40,241	(6,422)
Gunsan Bio Energy Co., Ltd.		9,340	28,322	—	(1,501)
Korea Electric Vehicle Charging Service		8,173	6,116	10,807	(1,756)
Korea Nuclear Partners Co., Ltd.		1,350	105	1,062	(150)
Korea Electric Power Corporation Fund		42,988	249	82	(730)
Energy Infra Asset Management Co., Ltd.		10,424	946	5,130	1,488
Daegu clean Energy Co., Ltd.		368	324	—	(1)
Yaksu ESS Co., Ltd.		6,584	5,022	217	(212)
Nepal Water & Energy Development Company Private Limited		109,321	41,093	—	(444)
Gwangyang Green Energy Co., Ltd.		28,634	24,095	—	(113)
PND Solar Co., Ltd.		38,997	35,566	5,129	(121)
Hyundai Eco Energy Co., Ltd.		195,040	173,800	24,166	4,280
YeongGwang Yaksu Wind Electric Co., Ltd.		43,039	42,915	5,802	(637)
Green Energy Electricity Generation Co., Ltd.		53,934	56,533	—	(920)
Korea Energy Solutions Co., Ltd.		1,009	25	78	(280)
ITR Co., Ltd.		418	220	153	(66)
Structure test network Co., Ltd.		101	234	99	27
Namjeongsusang Solar Power Operation Co., Ltd.		63,041	62,488	1,128	(4,655)
Indeck Niles Development, LLC		772,124	738,826	—	(29,392)
Indeck Niles Asset Management, LLC		314	11	2,272	1,139

2020
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	￦	15,157	206	634	603
Suwon New Power Co., Ltd.		1,974	8	—	—
KPGE Inc.		1,021	32	354	5
Gwangbaek Solar Power Investment Co., Ltd.		339,223	329,298	13,192	(329)
Go deok Clean Energy Co., Ltd.		1,639	65	—	(1,382)
SureDataLab Co., Ltd.		400	47	303	(108)
SEP Co., Ltd.		164	100	—	(63)
Hankook Electric Power Information Co., Ltd.		1,163	613	1,208	390
Tronix Co., Ltd.		942	349	2,030	(6)
O2&B Global Co., Ltd.		233	125	285	(57)
Muan Sunshine Solar Power Plant Co., Ltd.		147,908	144,898	6,017	(2,365)
Bigeum Resident Photovoltaic Power Co., Ltd.		11,164	11,551	—	(309)
Jeju SolarOne Co., Ltd.		1,608	14	—	(4)
Goesan Solar Park Co., Ltd.		56,332	50,524	2,809	(262)
Saemangeum Heemang Photovoltaic Co., Ltd.		35,447	6,070	—	(1,943)
Bitgoel Eco Energy Co., Ltd.		100	—	—	—
Jeju Gimnyeong Wind Power Co., Ltd.		72,557	67,297	8,927	(1,576)
Seoroseoro Sunny Power Plant Co., Ltd.		1,182	—	—	—
Muan Solar Park Co., Ltd.		245,431	225,057	14,359	(966)
YuDang Solar Co., Ltd.		23,360	20,876	1,611	686
Anjwa Smart Farm & Solar City Co., Ltd.		295,570	271,396	1,900	(1,684)
Daewon Green Energy Co., Ltd.		15,370	122	—	(93)

<Joint ventures>
KEPCO-Uhde Inc.		208	11	—	(66)
Shuweihat Asia Power Investment B.V.		27,073	4	—	12,080
Shuweihat Asia Operation & Maintenance Company		1,960	38	2,689	1,953
Waterbury Lake Uranium L.P.		59,885	77	—	—
ASM-BG Investicii AD		80,261	43,861	13,355	5,150
RES Technology AD		67,232	35,372	8,381	2,102
KV Holdings, Inc.		6,013	—	27	1,449
KEPCO SPC Power Corporation		289,271	21,102	184,481	66,311
Gansu Datang Yumen Wind Power Co., Ltd.		69,668	53,343	7,157	(4,295)
Datang Chifeng Renewable Power Co., Ltd.		747,990	276,796	119,955	39,439
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		182,342	76,018	26,378	2,914
Rabigh Electricity Company		2,294,880	1,898,701	293,722	94,927
Rabigh Operation & Maintenance Company Limited		28,666	19,133	26,268	7,318
Jamaica Public Service Company Limited		1,664,412	1,027,418	1,042,422	35,916
KW Nuclear Components Co., Ltd.		44,571	19,354	19,762	7,262
Busan Shinho Solar Power Co., Ltd.		39,266	17,754	7,296	2,652
Global Trade Of Power System Co., Ltd.		2,319	435	4,105	(96)
Expressway Solar-light Power Generation Co., Ltd.		14,801	4,816	2,298	144
Amman Asia Electric Power Company		725,101	456,346	20,586	33,608
KAPES, Inc.		127,418	95,322	167,201	10,908
Honam Wind Power Co., Ltd.		36,237	22,945	4,433	(220)
Jeongam Wind Power Co., Ltd.		89,829	78,279	9,757	412
Korea Power Engineering Service Co., Ltd.		24,162	5,674	9,435	1,538
Chun-cheon Energy Co., Ltd.		605,493	512,642	222,066	(24,597)
Yeonggwangbaeksu Wind Power Co., Ltd.		90,758	69,967	11,232	572
Nghi Son 2 Power LLC		2,207,764	2,474,324	819,706	108,832
Kelar S.A.		598,901	492,838	93,375	16,863
PT. Tanjung Power Indonesia		645,152	550,687	90,255	20,487
Incheon New Power Co., Ltd.		3,439	2,914	1,519	(670)
Seokmun Energy Co., Ltd.		227,539	176,457	33,677	(8,734)
Daehan Wind Power PSC		98,544	106,254	—	(765)
Barakah One Company		24,693,571	24,924,087	—	(4,520)

2020
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Nawah Energy Company	￦	139,286	137,788	—	12
Momentum		10,772	9,076	31,161	1,122
Daegu Green Power Co., Ltd.		549,034	469,126	221,382	290
Yeonggwang Wind Power Co., Ltd.		249,999	213,556	26,535	1,690
Chester Solar IV SpA		14,232	11,990	1,688	485
Chester Solar V SpA		4,674	4,313	588	150
Diego de Almagro Solar SpA		17,916	14,808	1,824	535
South Jamaica Power Company Limited		405,804	246,310	209,596	12,208
Daesan Green Energy Co., Ltd.		275,911	211,476	62,286	15,346
RE Holiday Holdings LLC		320,908	183,290	19,659	13,247
RE Pioneer Holdings LLC		236,565	137,287	12,410	8,821
RE Barren Ridge 1 Holdings LLC		194,643	87,171	10,679	(722)
RE Astoria 2 LandCo LLC		10,733	274	664	541
RE Barren Ridge LandCo LLC		3,776	82	266	223
Laurel SpA		13,529	11,496	1,704	702
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,930	618	—	(191)
Chile Solar JV SpA		74,776	5,011	4,390	1,476
Taebaek Gadeoksan Wind Power Co., Ltd.		142,731	114,487	10,587	2,411
Cheong-Song Noraesan Wind Power Co., Ltd.		55,460	43,771	7,411	2,039
Chester Solar I SpA		12,795	9,713	1,111	824
Solar Philippines Calatagan Corporation		97,947	47,098	23,182	15,249
Saemangeum Solar Power Co., Ltd.		34,363	4,180	—	(532)
Chungsongmeon BongSan wind power Co., Ltd.		64,341	56,264	—	(1,206)
Jaeun Resident Wind Power Plant Co., Ltd.		63,940	56,371	—	(645)
DE Energia SpA		48,327	54,934	3,789	(21,087)
Dangjin Eco Power Co., Ltd.		97,834	23,769	3,953	565
Haemodum Solar Co., Ltd.		19,041	12,786	1,188	286
Yangyang Wind Power Co., Ltd.		20,917	33	—	(572)
Horus Solar, S.A. De C.V.		181,432	182,674	—	(13,285)
Recursos Solares PV De Mexico II, S.A. De C.V.		81,257	71,295	—	243
Sunmex Renovables, S.A. De C.V.		7,781	6,204	—	(309)
Stavro Holding II A.B.		46,394	9	—	(782)
Solaseado Solar Power Co., Ltd.		349,855	327,865	43,782	7,443
Yeongam Solar Power Co., Ltd.		312,960	285,231	17,347	(3,324)
Samsu Wind Power Co., Ltd.		59,597	45,877	—	243
Pulau Indah Power Plant Sdn. Bhd.		31,538	9,293	—	(894)
Sam-Yang Photovoltaic Power Co., Ltd.		55,345	44,049	2,769	592
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		73,573	39	1,770	8,989
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,932	11	6	478
PT Barito Wahana Tenaga		205,894	—	—	28,631
Cheongna Energy Co., Ltd.		341,478	335,736	78,387	5,995
Naepo Green Energy Co., Ltd.		152,003	159,805	7,056	(28,043)
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		441,875	496,355	93,832	30,269
OneEnergy Asia Limited		78,005	150	—	(578)
KAS Investment I LLC		78,410	—	—	—
KAS Investment II LLC		78,096	—	—	—
Energyco LLC		3,425	563	—	(2,856)
CAES, LLC		40,840	—	—	(1,656)
Hapcheon Floating Photovoltaic Power Plant Inc.		9,708	—	—	—
Busan Industrial Solar Power Co., Ltd.		15,283	14,499	19	(485)
Bitsolar Energy Co., Ltd.		144,758	149,561	—	(6,116)

(*1)	The loss for the year ended December 31, 2020 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	43,669,902	34,550,567	27,520,756	950,757
Korea Electric Power Industrial Development Co., Ltd.		158,163	73,278	312,705	7,233
YTN Co., Ltd.		367,950	126,062	137,439	51,044
Gangwon Wind Power Co., Ltd.		71,153	1,121	19,623	5,433
Hyundai Green Power Co., Ltd.		812,287	391,754	101,818	(280)
Korea Power Exchange		331,640	61,912	110,075	492
Taebaek Wind Power Co., Ltd.		30,375	3,176	5,744	1,588
Taebaek Guinemi Wind Power Co., Ltd.		43,411	29,985	5,910	1,371
Pyeongchang Wind Power Co., Ltd.		69,939	48,295	10,087	1,537
Daeryun Power Co., Ltd.		757,157	476,152	188,193	(10,232)
Changjuk Wind Power Co., Ltd.		29,539	1,690	6,213	3,265
KNH Solar Co., Ltd.		13,859	5,423	3,222	805
SPC Power Corporation		242,058	18,535	54,042	35,441
Gemeng International Energy Co., Ltd.		8,151,333	5,976,164	2,511,377	(404,570)
PT. Cirebon Electric Power		697,614	254,089	273,650	39,965
KNOC Nigerian East Oil Co., Ltd.		24,693	102,722	—	(99)
KNOC Nigerian West Oil Co., Ltd.		26,625	98,360	—	(99)
PT Wampu Electric Power		209,172	132,917	20,294	7,102
PT. Bayan Resources TBK		2,884,474	743,452	3,264,057	1,456,893
S-Power Co., Ltd.		856,963	603,519	608,259	24,998
Pioneer Gas Power Limited		282,577	438,366	—	(36,864)
Eurasia Energy Holdings		606	1,082	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,321,406	947,430	161,686	76,996
PT. Mutiara Jawa		24,355	15,498	10,958	2,835
Samcheok Eco Materials Co., Ltd.		26,545	1,854	14,281	1,237
Noeul Green Energy Co., Ltd.		109,354	96,222	36,029	(1,269)
Goseong Green Power Co., Ltd.		5,412,537	4,509,791	740,028	51,450
Gangneung Eco Power Co., Ltd.		4,001,681	3,851,537	—	(4,188)
Shin Pyeongtaek Power Co., Ltd.		1,028,028	764,551	653,117	57,202
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,823	1,033	426	46
Dongducheon Dream Power Co., Ltd.		1,398,244	1,139,521	750,127	(16,685)
Jinbhuvish Power Generation Pvt. Ltd.		62,926	12,995	—	—
Daejung Offshore Wind Power Co., Ltd.		5,321	1,664	—	(149)
GS Donghae Electric Power Co., Ltd.		2,149,060	1,432,083	760,323	44,035
Daegu Photovoltaic Co., Ltd.		13,046	4,970	3,519	1,621
Busan Green Energy Co., Ltd.		163,016	145,664	45,088	(10,843)
Gunsan Bio Energy Co., Ltd.		8,503	28,981	—	(1,496)
Korea Electric Vehicle Charging Service		13,351	6,207	13,808	(1,022)
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)		1,409	100	836	64
Korea Electric Power Corporation Fund		49,150	237	9,773	9,534
Energy Infra Asset Management Co., Ltd.		11,196	426	4,703	1,306
Daegu clean Energy Co., Ltd.		368	324	—	(1)
YaksuESS Co., Ltd.		6,999	4,535	1,715	903
Nepal Water & Energy Development Company Private Limited		153,184	58,545	—	(642)
Gwangyang Green Energy Co., Ltd.		128,375	1,136	—	(688)
PND S olar Co., Ltd.		37,152	33,444	5,078	(128)
Hyundai Eco Energy Co., Ltd.		186,309	158,111	25,762	6,921
YeongGwang Yaksu Wind Electric Co., Ltd.		40,484	41,176	7,066	(914)
Green Energy Electricity Generation Co., Ltd.		75,664	72,442	2,796	(58)
Korea Energy Solutions Co., Ltd.		654	40	228	(347)
ITR Co., Ltd.		529	372	135	(29)
Structure test network Co., Ltd.		1,665	400	1,451	1,134
Namjeongsusang Solar Power Operation Co., Ltd.		56,376	54,104	7,095	(1,280)
Indeck Niles Development, LLC		1,051,557	729,078	—	(25,184)
Indeck Niles Asset Management, LLC		347	13	2,232	1,135

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	￦	14,778	211	848	815
Suwon New Power Co., Ltd.		1,997	30	—	2
KPGE Inc.		1,086	20	709	77
Gwangbaek Solar Power Investment Co., Ltd.		320,001	309,796	14,615	125
Go deok Clean Energy Co., Ltd.		65,566	54,811	—	(2,482)
SureDataLab Co., Ltd.		612	79	733	205
SEP Co., Ltd.		132	100	—	(2)
Hankook Electric Power Information Co., Ltd.		1,512	876	1,887	229
Tronix Co., Ltd.		1,002	455	2,228	89
O2&B Global Co., Ltd.		231	54	345	3
Muan Sunshine Solar Power Plant Co., Ltd.		142,858	138,987	15,582	(156)
Bigeum Resident Photovoltaic Power Co., Ltd.		22,159	23,158	—	(608)
Goesan Solar Park Co., Ltd.		52,443	45,799	6,388	836
Saemangeum Heemang Photovoltaic Co., Ltd.		157,298	130,158	902	(2,237)
Bitgoel Eco Energy Co., Ltd.		51,471	36,450	—	(900)
Jeju Gimnyeong Wind Power Co., Ltd.		65,754	62,716	6,915	(2,085)
Seoroseoro Sunny Power Plant Co., Ltd.		5,833	4,186	469	36
Muan Solar Park Co., Ltd.		226,920	198,132	30,990	8,639
YuDang Solar Co., Ltd.		22,430	19,604	3,452	626
Anjwa Smart Farm & Solar City Co., Ltd.		278,981	249,143	37,691	5,996
Daewon Green Energy Co., Ltd.		131,218	116,100	18	(130)
G.GURU Co., Ltd.		1,644	8	58	(346)
UD4M Co., Ltd.		1,359	205	1,004	196
Dongbu Highway Solar Co., Ltd.		18,794	17,721	2,394	163
Seobu Highway Solar Co., Ltd.		19,828	18,384	2,647	315
Korea Energy Data Co., Ltd.		238	27	86	6
Gangneung Sacheon Fuel Cell Co., Ltd.		2,758	3	—	(123)
Kosture Co., Ltd.		150	26	166	11
Digital Innovation Growth Fund		12,857	—	4	(143)
Taebaek Gadeoksan Wind Power Co., Ltd.		166,172	124,570	22,773	8,732
Chuncheon Green Energy Co., Ltd.		4,901	20	—	(101)
Yeomsubong Wind Power Co., Ltd.		400	396	—	(17)
Yeongyang Wind Power Corporation II		28,972	9,456	—	(1,233)
Haeparang Energy Co., Ltd.		9,566	681	—	(2)
Saemangeum Sebit Power Plant Co., Ltd.		105,259	96,963	—	(190)

<Joint ventures>
KEPCO-Uhde Inc.		128	14	—	(84)
Shuweihat Asia Power Investment B.V.		75,652	—	—	23,905
Shuweihat Asia Operation & Maintenance Company		2,586	77	2,821	2,002
Waterbury Lake Uranium L.P.		65,240	14	—	—
ASM-BG Investicii AD		74,977	37,593	13,161	5,365
RES Technology AD		63,495	30,090	8,142	2,220
KV Holdings, Inc.		6,318	1	10	2,405
KEPCO SPC Power Corporation		290,981	26,381	181,443	49,499
Gansu Datang Yumen Wind Power Co., Ltd.		75,268	58,680	9,666	(1,547)
Datang Chifeng Renewable Power Co., Ltd.		827,213	315,746	120,989	24,398
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		198,437	87,895	29,094	3,905
Rabigh Electricity Company		2,410,335	1,910,203	266,822	34,268
Rabigh Operation & Maintenance Company Limited		29,107	18,930	32,079	9,808
Jamaica Public Service Company Limited		2,174,800	1,469,297	1,113,943	41,277
KW Nuclear Components Co., Ltd.		42,033	6,678	32,938	12,335
Busan Shinho Solar Power Co., Ltd.		37,016	13,653	7,918	3,261
Global Trade Of Power System Co., Ltd.		2,443	385	6,355	76
Expressway Solar-light Power Generation Co., Ltd.		13,747	3,113	2,637	466
Amman Asia Electric Power Company		731,745	433,946	17,753	30,815

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KAPES, Inc.	￦	92,790	59,099	87,775	1,571
Honam Wind Power Co., Ltd.		33,623	19,800	5,395	531
Korea Power Engineering Service Co., Ltd.		24,068	5,397	11,259	709
Chun-cheon Energy Co., Ltd.		610,650	523,223	327,534	(5,451)
Yeonggwangbaeksu Wind Power Co., Ltd.		82,439	64,290	8,411	(2,302)
Nghi Son 2 Power LLC		2,982,805	3,020,684	548,027	84,276
Kelar S.A.		655,236	526,063	84,504	3,641
PT. Tanjung Power Indonesia		713,715	580,727	89,491	14,511
Incheon New Power Co., Ltd.		3,240	2,606	2,336	109
Seokmun Energy Co., Ltd.		219,414	171,682	41,555	(3,434)
Daehan Wind Power PSC		137,388	127,080	6,794	7,581
Barakah One Company		29,707,801	29,951,656	253,653	4,011
Nawah Energy Company		155,191	153,559	—	—
Momentum		7,546	6,442	34,527	1,105
Daegu Green Power Co., Ltd.		541,304	459,536	295,645	1,796
Yeonggwang Wind Power Co., Ltd.		239,701	202,410	25,892	958
Chester Solar IV SpA		11,966	12,144	1,344	(2,060)
Chester Solar V SpA		4,034	4,256	440	(601)
Diego de Almagro Solar SpA		15,155	14,572	1,615	(2,103)
South Jamaica Power Company Limited		474,664	287,852	224,159	5,743
Daesan Green Energy Co., Ltd.		264,618	203,921	88,147	(3,310)
RE Holiday Holdings LLC		335,130	188,796	19,724	10,897
RE Pioneer Holdings LLC		220,390	126,361	12,925	9,307
RE Barren Ridge 1 Holdings LLC		201,629	87,291	10,575	(541)
RE Astoria 2 LandCo LLC		12,294	298	889	799
RE Barren Ridge LandCo LLC		4,328	89	345	315
Laurel SpA		10,566	10,350	1,159	(1,425)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		30,809	1,573	—	(916)
Chile Solar JV SpA		68,445	3,531	3,060	1,408
Cheong-Song Noraesan Wind Power Co., Ltd.		57,047	43,106	7,929	2,309
Chester Solar I SpA		12,965	11,043	1,065	(1,146)
Solar Philippines Calatagan Corporation		117,324	46,759	19,418	11,782
Saemangeum Solar Power Co., Ltd.		35,323	5,771	—	(631)
Chungsongmeon BongSan wind power Co., Ltd.		74,683	67,696	—	(1,186)
Jaeun Resident Wind Power Plant Co., Ltd.		81,477	74,724	—	(1,325)
DE Energia SpA		49,201	59,587	5,219	(2,954)
Dangjin Eco Power Co., Ltd.		98,010	22,223	4,139	805
Haemodum Solar Co., Ltd.		23,038	16,750	1,799	45
Yangyang Wind Power Co., Ltd.		53,586	31,291	—	(965)
Horus Solar, S.A. De C.V.		192,650	177,514	8,392	16,664
Recursos Solares PV De Mexico II, S.A. De C.V.		153,855	138,033	—	4,842
Sunmex Renovables, S.A. De C.V.		90,956	80,218	—	(333)
Stavro Holding II A.B.		88,220	87	—	(276)
Solaseado Solar Power Co., Ltd.		367,915	345,987	41,684	4,170
Yeongam Solar Power Co., Ltd.		324,132	292,213	37,301	4,930
Samsu Wind Power Co., Ltd.		69,213	54,331	3,918	1,162
Pulau Indah Power Plant Sdn. Bhd.		404,458	338,635	228	(2,589)
Sam-Yang Photovoltaic Power Co., Ltd.		50,837	40,647	7,376	150
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		70,910	38	3,428	6,468
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		18,121	23	333	288
PT Barito Wahana Tenaga		266,584	39	—	25,839
Cheongna Energy Co., Ltd.		357,248	338,763	77,640	12,743
Naepo Green Energy Co., Ltd.		222,885	249,415	7,044	(21,392)
Dayone Energy Co., Ltd.		452,509	504,351	143,870	409

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
OneEnergy Asia Limited	￦	136,247	777	—	(2,844)
KAS Investment I LLC		52,681	1,583	(19,390)	(23,007)
KAS Investment II LLC		52,476	1,581	(19,311)	(21,801)
Energyco Co., Ltd. (formerly, Energyco LLC)		59,662	57,227	168	(2,514)
CAES, LLC		43,089	—	—	(923)
Hapcheon Floating Photovoltaic Power Plant Inc.		73,978	59,832	1,120	(972)
Busan Industrial Solar Power Co., Ltd.		19,085	17,937	1,879	566
Bitsolar Energy Co., Ltd.		80,307	85,340	8,298	(1,105)
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		8,774	7,839	12	(1,119)
Omisan Wind Power Co., Ltd.		128,724	103,802	—	(320)
Foresight Iberian Solar Group Holding, S.L.		90,610	79,519	168	(603)
Yeongwol Eco Wind Co., Ltd.		43,784	39,066	—	421
Gurae Resident Power Co., Ltd.		6,932	5,734	—	42
Cheongju Eco Park Co., Ltd.		138,657	120,485	6,454	(1,708)
Enel X Midland Photovoltaic, LLC		9,053	611	122	(31)
Geumsungsan Wind Power Co., Ltd.		66,862	47,906	—	(2,146)
KEPCO KPS Carabao Corp.		3,482	2,516	5,309	733
Prime Swedish Holding AB		34,257	20	—	(5)
Goheung New Energy Co., Ltd.		55,145	32,125	—	(2,711)
Gunsan Land Solar Co., Ltd.		86,654	60,996	432	432
CapMan Lynx SCA, SICAR		113,658	93,706	—	—
International Offshore Power Transmission Holding Company Limited		5	—	—	—

(*1)	The profit for the year ended December 31, 2021 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.

Summary of Financial Information of Associates and Joint Ventures in Consolidated Financial Statements
(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2020 and 2021 are as follows:

2020
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	7,735,156	22.02%	1,703,281	—	—	(55,956)	1,647,325
Korea Electric Power Industrial Development Co., Ltd.		88,379	29.00%	25,630	—	—	—	25,630
YTN Co., Ltd.		189,228	21.43%	40,549	—	—	—	40,549
Gangwon Wind Power Co., Ltd.		75,961	15.00%	11,394	49	—	—	11,443
Hyundai Green Power Co., Ltd.		457,842	29.00%	132,774	—	—	—	132,774
Korea Power Exchange		269,122	100.00%	269,122	—	—	—	269,122
Taebaek Wind Power Co., Ltd.		25,568	25.00%	6,392	—	—	—	6,392
Taebaek Guinemi Wind Power Co., Ltd.		12,349	25.00%	3,087	—	—	—	3,087
Pyeongchang Wind Power Co., Ltd.		20,107	25.00%	5,027	—	—	—	5,027
Daeryun Power Co., Ltd.		290,931	9.34%	27,173	—	—	(820)	26,353
Changjuk Wind Power Co., Ltd.		26,223	30.00%	7,867	—	—	—	7,867
KNH Solar Co., Ltd.		9,021	27.00%	2,436	—	—	—	2,436
SPC Power Corporation		237,757	38.00%	90,348	—	—	(20,436)	69,912
Gemeng International Energy Co., Ltd.		1,999,144	34.00%	679,709	—	—	(1)	679,708
PT. Cirebon Electric Power		428,405	27.50%	117,811	—	—	—	117,811
KNOC Nigerian East Oil Co., Ltd.		(71,521)	14.63%	(10,464)	—	—	10,464	—
KNOC Nigerian West Oil Co., Ltd.		(65,740)	14.63%	(9,618)	—	—	9,618	—
PT Wampu Electric Power		60,577	46.00%	27,865	—	—	—	27,865
PT. Bayan Resources TBK		749,744	20.00%	149,949	351,662	—	(76,377)	425,234
S-Power Co., Ltd.		228,168	49.00%	111,802	—	(1,510)	—	110,292
Pioneer Gas Power Limited		(99,446)	38.50%	(38,284)	22,278	—	16,006	—
Eurasia Energy Holdings		(437)	40.00%	(175)	—	—	175	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		262,658	25.00%	65,665	305	(1,110)	(290)	64,570
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
PT. Mutiara Jawa		6,138	29.00%	1,780	—	—	—	1,780
Samcheok Eco Materials Co., Ltd.		23,426	25.54%	5,983	—	—	(5,983)	—
Noeul Green Energy Co., Ltd.		14,472	29.00%	4,197	—	—	—	4,197
Goseong Green Power Co., Ltd.		208,361	1.12%	2,324	—	(138)	—	2,186
Gangneung Eco Power Co., Ltd.		154,904	1.61%	2,496	—	(128)	—	2,368
Shin Pyeongtaek Power Co., Ltd.		206,281	40.00%	82,512	3,559	(16,480)	—	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		743	28.00%	208	—	—	2	210
Dongducheon Dream Power Co., Ltd.		278,714	34.01%	94,791	1,757	(3,329)	(12,582)	80,637
Jinbhuvish Power Generation Pvt. Ltd.		46,577	5.16%	2,403	—	—	(2,403)	—
Daejung Offshore Wind Power Co., Ltd.		4,647	46.59%	2,165	—	—	—	2,165
GS Donghae Electric Power Co., Ltd.		718,900	34.00%	244,426	—	—	—	244,426
Daegu Photovoltaic Co., Ltd.		7,125	29.00%	2,066	—	—	—	2,066
Busan Green Energy Co., Ltd.		30,266	29.00%	8,777	—	—	1	8,778
Gunsan Bio Energy Co., Ltd.		(18,982)	18.87%	(3,582)	—	—	3,582	—
Korea Electric Vehicle Charging Service		2,057	28.00%	576	—	—	—	576
Korea Nuclear Partners Co., Ltd.		1,245	28.98%	361	—	—	(161)	200
Korea Electric Power Corporation Fund		42,739	98.09%	41,923	—	—	3	41,926
Energy Infra Asset Management Co., Ltd.		9,478	9.90%	938	—	—	—	938
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
Yaksu ESS Co., Ltd.		1,562	29.00%	453	1	—	—	454
Nepal Water & Energy Development Company Private Limited		68,228	58.59%	39,975	971	—	1,731	42,677
Gwangyang Green Energy Co., Ltd.		4,539	20.00%	908	18	—	—	926
PND S olar Co., Ltd.		3,431	29.00%	995	154	—	—	1,149
Hyundai Eco Energy Co., Ltd.		21,240	19.00%	4,036	214	—	—	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.		124	9.63%	12	300	—	—	312
Green Energy Electricity Generation Co., Ltd.		(2,599)	29.00%	(754)	779	—	—	25
Korea Energy Solutions Co., Ltd.		984	20.00%	197	—	—	—	197
ITR Co., Ltd.		198	20.00%	40	1	—	(1)	40
Structure test network Co., Ltd.		(133)	20.00%	(27)	54	—	—	27

2020
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Namjeongsusang Solar Power Operation Co., Ltd.	￦	553	15.00%	83	20	—	—	103
Indeck Niles Development, LLC		33,298	24.08%	8,017	12,610	—	—	20,627
Indeck Niles Asset Management, LLC		303	33.33%	101	—	—	—	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,951	49.00%	7,326	—	—	—	7,326
Suwon New Power Co., Ltd.		1,966	33.11%	651	—	267	136	1,054
KPGE Inc.		989	29.00%	287	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		9,925	44.00%	4,367	315	—	—	4,682
Go deok Clean Energy Co., Ltd.		1,574	61.00%	960	—	—	—	960
SureDataLab Co., Ltd.		353	23.95%	85	—	—	—	85
SEP Co., Ltd.		64	21.26%	14	—	—	—	14
Hankook Electric Power Information Co., Ltd.		550	25.25%	139	—	—	—	139
Tronix Co., Ltd.		593	20.00%	119	—	—	—	119
O2&B Global Co., Ltd.		108	20.00%	22	—	—	—	22
Muan Sunshine Solar Power Plant Co., Ltd.		3,010	20.00%	602	494	—	—	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.		(387)	29.90%	(116)	—	—	116	—
Jeju SolarOne Co., Ltd.		1,594	10.00%	159	—	—	—	159
Goesan Solar Park Co., Ltd.		5,808	29.00%	1,684	—	—	—	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.		29,377	35.00%	10,282	740	—	—	11,022
Bitgoel Eco Energy Co., Ltd.		100	29.00%	29	—	—	—	29
Jeju Gimnyeong Wind Power Co., Ltd.		5,260	30.00%	1,578	—	—	—	1,578
Seoroseoro Sunny Power Plant Co., Ltd.		1,182	19.46%	230	—	—	—	230
Muan Solar Park Co., Ltd.		20,374	19.00%	3,871	309	—	—	4,180
YuDang Solar Co., Ltd.		2,484	20.00%	497	—	—	(137)	360
Anjwa Smart Farm & Solar City Co., Ltd.		24,174	19.50%	4,714	796	—	—	5,510
Daewon Green Energy Co., Ltd.		15,248	25.36%	3,866	44	—	—	3,910
<Joint ventures>
KEPCO-Uhde Inc.		197	50.80%	100	—	—	—	100
Shuweihat Asia Power Investment B.V.		27,069	49.00%	13,264	—	—	—	13,264
Shuweihat Asia Operation & Maintenance Company		1,922	55.00%	1,057	—	—	—	1,057
Waterbury Lake Uranium L.P.		59,808	33.10%	19,797	—	—	—	19,797
ASM-BG Investicii AD		36,400	50.00%	18,200	—	—	—	18,200
RES Technology AD		31,860	50.00%	15,930	—	—	—	15,930
KV Holdings, Inc.		6,013	40.00%	2,405	—	—	—	2,405
KEPCO SPC Power Corporation		268,169	75.20%	201,663	—	—	—	201,663
Gansu Datang Yumen Wind Power Co., Ltd.		16,325	40.00%	6,530	—	—	—	6,530
Datang Chifeng Renewable Power Co., Ltd.		471,194	40.00%	188,478	—	—	—	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		106,324	40.00%	42,530	—	—	—	42,530
Rabigh Electricity Company		396,179	40.00%	158,472	—	(60,511)	(804)	97,157
Rabigh Operation & Maintenance Company Limited		9,533	40.00%	3,813	—	—	—	3,813
Jamaica Public Service Company Limited		636,994	40.00%	254,798	29,357	—	(17,934)	266,221
KW Nuclear Components Co., Ltd.		25,217	45.00%	11,348	—	—	(177)	11,171
Busan Shinho Solar Power Co., Ltd.		21,512	25.00%	5,378	—	—	—	5,378
Global Trade Of Power System Co., Ltd.		1,884	29.00%	546	—	—	—	546
Expressway Solar-light Power Generation Co., Ltd.		9,985	29.00%	2,896	—	—	—	2,896
Amman Asia Electric Power Company		268,755	60.00%	161,253	—	—	—	161,253
KAPES, Inc.		32,096	51.00%	16,369	—	(19,567)	3,198	—

2020
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Honam Wind Power Co., Ltd.	￦	13,292	29.00%	3,855	32	—	—	3,887
Jeongam Wind Power Co., Ltd.		11,550	40.00%	4,620	—	—	—	4,620
Korea Power Engineering Service Co., Ltd.		18,488	29.00%	5,362	—	—	—	5,362
Chun-cheon Energy Co., Ltd.		92,851	29.90%	27,762	3	—	(247)	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.		20,791	15.00%	3,119	5	—	—	3,124
Nghi Son 2 Power LLC		(266,560)	50.00%	(133,280)	—	—	133,280	—
Kelar S.A.		106,063	65.00%	68,941	2,508	—	—	71,449
PT. Tanjung Power Indonesia		94,465	35.00%	33,063	—	—	—	33,063
Incheon New Power Co., Ltd.		525	29.00%	152	—	—	(152)	—
Seokmun Energy Co., Ltd.		51,082	29.00%	14,814	—	—	—	14,814
Daehan Wind Power PSC		(7,710)	50.00%	(3,855)	—	—	3,855	—
Barakah One Company		(230,516)	18.00%	(41,493)	—	(27,845)	69,338	—
Nawah Energy Company		1,498	18.00%	270	—	—	—	270
Momentum		1,696	33.33%	565	—	—	—	565
Daegu Green Power Co., Ltd.		79,908	54.24%	43,342	84	—	(20,381)	23,045
Yeonggwang Wind Power Co., Ltd.		36,443	46.00%	16,764	492	—	—	17,256
Chester Solar IV SpA		2,242	45.00%	1,009	55	—	—	1,064
Chester Solar V SpA		361	45.00%	162	115	—	—	277
Diego de Almagro Solar SpA		3,108	45.00%	1,399	91	—	—	1,490
South Jamaica Power Company Limited		159,494	20.00%	31,899	—	—	(2)	31,897
Daesan Green Energy Co., Ltd.		64,435	35.00%	22,552	—	—	—	22,552
RE Holiday Holdings LLC		137,618	50.00%	68,809	—	—	—	68,809
RE Pioneer Holdings LLC		99,278	50.00%	49,639	—	—	—	49,639
RE Barren Ridge 1 Holdings LLC		107,472	50.00%	53,736	—	—	(49,270)	4,466
RE Astoria 2 LandCo LLC		10,459	50.00%	5,230	—	—	—	5,230
RE Barren Ridge LandCo LLC		3,694	50.00%	1,847	—	—	—	1,847
Laurel SpA		2,033	45.00%	915	177	—	—	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,312	12.37%	4,121	8	—	—	4,129
Chile Solar JV SpA		69,765	50.00%	34,883	—	—	—	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.		28,244	47.31%	13,362	—	—	—	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.		11,689	29.01%	3,391	61	—	1	3,453
Chester Solar I SpA		3,082	45.00%	1,387	234	—	—	1,621
Solar Philippines Calatagan Corporation		50,849	38.00%	19,323	29,694	—	—	49,017
Saemangeum Solar Power Co., Ltd.		30,183	81.00%	24,450	(158)	—	—	24,292
Chungsongmeon BongSan wind power Co., Ltd.		8,077	29.00%	2,342	1,782	—	—	4,124
Jaeun Resident Wind Power Plant Co., Ltd.		7,569	29.00%	2,195	—	—	—	2,195
DE Energia SpA		(6,607)	49.00%	(3,237)	—	—	11,424	8,187
Dangjin Eco Power Co., Ltd.		74,065	34.00%	25,182	341	—	—	25,523
Haemodum Solar Co., Ltd.		6,255	49.00%	3,065	—	—	—	3,065
Yangyang Wind Power Co., Ltd.		20,884	50.00%	10,442	43	—	—	10,485
Horus Solar, S.A. De C.V.		(1,242)	14.95%	(186)	3,580	—	—	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.		9,962	14.95%	1,489	2,171	—	—	3,660
Sunmex Renovables, S.A. De C.V.		1,577	14.95%	236	4	—	—	240
Stavro Holding II A.B.		46,385	20.00%	9,277	—	—	—	9,277
Solaseado Solar Power Co., Ltd.		21,990	38.90%	8,554	1,361	—	—	9,915
Yeongam Solar Power Co., Ltd.		27,729	19.00%	5,269	773	—	—	6,042
Samsu Wind Power Co., Ltd.		13,720	19.00%	2,607	—	—	—	2,607
Pulau Indah Power Plant Sdn. Bhd.		22,245	25.00%	5,561	5,643	—	—	11,204
Sam-Yang Photovoltaic Power Co., Ltd.		11,296	49.00%	5,535	—	—	—	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		73,534	29.53%	21,715	—	—	527	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,921	90.00%	16,129	—	—	—	16,129

2020
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
PT Barito Wahana Tenaga	￦	205,894	30.61%	63,029	—	—	—	63,029
Cheongna Energy Co., Ltd.		5,742	50.10%	2,877	3,137	(1,074)	—	4,940
Naepo Green Energy Co., Ltd.		(7,802)	29.20%	(2,278)	—	—	2,278	—
Dayone Energy Co., Ltd.		(54,480)	46.30%	(25,224)	—	(923)	26,147	—
OneEnergy Asia Limited		77,855	40.00%	31,142	25,512	—	—	56,654
KAS Investment I LLC		78,410	29.89%	23,437	—	—	—	23,437
KAS Investment II LLC		78,096	29.89%	23,343	—	—	—	23,343
Energyco LLC		2,862	29.00%	830	829	—	—	1,659
CAES, LLC		40,840	36.00%	14,702	2,924	—	—	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.		9,708	19.47%	1,890	—	—	—	1,890
Busan Industrial Solar Power Co., Ltd.		784	28.02%	220	290	—	—	510
Bitsolar Energy Co., Ltd.		(4,803)	27.10%	(1,302)	1,654	—	—	352

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	9,119,335	20.47%	1,866,728	—	—	(51,215)	1,815,513
Korea Electric Power Industrial Development Co., Ltd.		84,885	29.00%	24,617	—	—	—	24,617
YTN Co., Ltd.		241,863	21.43%	51,828	—	—	—	51,828
Gangwon Wind Power Co., Ltd.		70,032	15.00%	10,505	49	—	—	10,554
Hyundai Green Power Co., Ltd.		420,533	29.00%	121,955	—	—	—	121,955
Korea Power Exchange		269,728	100.00%	269,728	—	—	—	269,728
Taebaek Wind Power Co., Ltd.		27,199	25.00%	6,800	—	—	—	6,800
Taebaek Guinemi Wind Power Co., Ltd.		13,426	25.00%	3,357	—	—	—	3,357
Pyeongchang Wind Power Co., Ltd.		21,644	25.00%	5,411	—	—	—	5,411
Daeryun Power Co., Ltd.		281,005	9.34%	26,246	—	—	(820)	25,426
Changjuk Wind Power Co., Ltd.		27,849	30.00%	8,355	—	—	—	8,355
KNH Solar Co., Ltd.		8,436	27.00%	2,278	—	—	—	2,278
SPC Power Corporation		223,523	38.00%	84,939	—	—	(19,893)	65,046
Gemeng International Energy Co., Ltd.		2,175,169	34.00%	739,557	—	—	(144,339)	595,218
PT. Cirebon Electric Power		443,525	27.50%	121,969	—	—	—	121,969
KNOC Nigerian East Oil Co., Ltd.		(78,029)	14.63%	(11,416)	—	—	11,416	—
KNOC Nigerian West Oil Co., Ltd.		(71,735)	14.63%	(10,495)	—	—	10,495	—
PT Wampu Electric Power		76,255	46.00%	35,077	—	—	—	35,077
PT. Bayan Resources TBK		2,141,022	20.00%	428,204	309,464	—	(76,379)	661,289
S-Power Co., Ltd.		253,444	49.00%	124,188	—	(1,402)	—	122,786
Pioneer Gas Power Limited		(155,789)	38.50%	(59,975)	22,278	—	37,697	—
Eurasia Energy Holdings		(476)	40.00%	(190)	—	—	190	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		373,976	25.00%	93,494	305	(1,069)	(289)	92,441
PT. Mutiara Jawa		8,857	29.00%	2,569	—	—	—	2,569
Samcheok Eco Materials Co., Ltd.		24,691	25.54%	6,306	—	—	(6,306)	—
Noeul Green Energy Co., Ltd.		13,132	29.00%	3,808	—	—	—	3,808
Goseong Green Power Co., Ltd.		902,746	29.00%	261,796	—	(938)	—	260,858
Gangneung Eco Power Co., Ltd.		150,144	1.61%	2,419	—	(131)	—	2,288
Shin Pyeongtaek Power Co., Ltd.		263,477	40.00%	105,391	3,559	(15,876)	—	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		790	28.00%	221	—	—	2	223
Dongducheon Dream Power Co., Ltd.		258,723	34.01%	87,992	1,757	(2,969)	(12,582)	74,198
Jinbhuvish Power Generation Pvt. Ltd.		49,931	5.16%	2,576	—	—	(2,576)	—
Daejung Offshore Wind Power Co., Ltd.		3,657	46.59%	1,704	—	—	—	1,704
GS Donghae Electric Power Co., Ltd.		716,977	34.00%	243,772	—	—	—	243,772
Daegu Photovoltaic Co., Ltd.		8,076	29.00%	2,342	—	—	—	2,342
Busan Green Energy Co., Ltd.		17,352	29.00%	5,032	—	—	—	5,032
Gunsan Bio Energy Co., Ltd.		(20,478)	18.87%	(3,864)	—	—	3,864	—
Korea Electric Vehicle Charging Service		7,144	17.50%	1,250	—	—	—	1,250
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)		1,309	28.98%	379	—	—	(160)	219
Korea Electric Power Corporation Fund		48,913	98.09%	47,979	—	—	4	47,983
Energy Infra Asset Management Co., Ltd.		10,770	9.90%	1,066	—	—	—	1,066
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
YaksuESS Co., Ltd.		2,464	29.00%	715	1	—	—	716
Nepal Water & Energy Development Company Private Limited		94,639	69.06%	65,361	972	—	—	66,333
Gwangyang Green Energy Co., Ltd.		127,239	20.00%	25,448	18	—	—	25,466
PND Solar Co., Ltd.		3,708	29.00%	1,075	154	—	—	1,229
Hyundai Eco Energy Co., Ltd.		28,198	19.00%	5,358	214	—	—	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.		(692)	9.63%	(67)	300	—	—	233
Green Energy Electricity Generation Co., Ltd.		3,222	29.00%	934	779	—	—	1,713
Korea Energy Solutions Co., Ltd.		614	20.00%	123	—	—	—	123
ITR Co., Ltd.		157	20.00%	31	1	—	—	32
Structure Test Network Co., Ltd.		1,265	20.00%	253	53	—	—	306

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Namjeongsusang Solar Power Operation Co., Ltd.	￦	2,272	15.00%	341	20	—	—	361
Indeck Niles Development, LLC		322,479	56.25%	181,395	64,878	—	—	246,273
Indeck Niles Asset Management, LLC		334	33.33%	111	—	—	—	111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,567	49.00%	7,138	—	—	—	7,138
Suwon New Power Co., Ltd.		1,967	39.90%	785	—	250	—	1,035
KPGE Inc.		1,066	29.00%	309	—	—	—	309
Gwangbaek Solar Power Investment Co., Ltd.		10,205	44.00%	4,490	316	—	—	4,806
Go deok Clean Energy Co., Ltd.		10,755	40.00%	4,302	—	—	—	4,302
SureDataLab Co., Ltd.		533	23.95%	128	—	—	—	128
SEP Co., Ltd.		32	21.26%	7	—	—	—	7
Hankook Electric Power Information Co., Ltd.		636	25.25%	161	—	—	—	161
Tronix Co., Ltd.		547	20.00%	109	—	—	—	109
O2&B Global Co., Ltd.		177	20.00%	35	—	—	—	35
Muan Sunshine Solar Power Plant Co., Ltd.		3,871	20.00%	774	494	—	—	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.		(999)	29.90%	(299)	24	—	275	—
Goesan Solar Park Co., Ltd.		6,644	29.00%	1,927	—	—	—	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.		27,140	35.00%	9,499	739	—	—	10,238
Bitgoel Eco Energy Co., Ltd.		15,021	29.00%	4,356	—	—	—	4,356
Jeju Gimnyeong Wind Power Co., Ltd.		3,038	30.00%	911	—	—	—	911
Seoroseoro Sunny Power Plant Co., Ltd.		1,647	42.58%	701	20	—	—	721
Muan Solar Park Co., Ltd.		28,788	20.00%	5,758	325	—	—	6,083
YuDang Solar Co., Ltd.		2,826	20.00%	565	—	—	—	565
Anjwa Smart Farm & Solar City Co., Ltd.		29,838	20.00%	5,968	816	—	—	6,784
Daewon Green Energy Co., Ltd.		15,118	25.36%	3,833	44	—	—	3,877
G.GURU Co., Ltd.		1,636	24.65%	403	—	—	—	403
UD4M Co., Ltd.		1,154	12.50%	144	—	—	—	144
Dongbu Highway Solar Co., Ltd.		1,073	20.00%	215	50	—	—	265
Seobu Highway Solar Co., Ltd.		1,444	20.00%	289	—	—	—	289
Korea Energy Data Co., Ltd.		211	29.37%	62	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		2,755	65.00%	1,791	87	—	—	1,878
Kosture Co., Ltd.		124	0.26%	—	—	—	—	—
Digital Innovation Growth Fund		12,857	76.92%	9,890	—	—	—	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.		41,602	39.65%	16,495	—	—	—	16,495
Chuncheon Green Energy Co., Ltd.		4,881	68.00%	3,319	53	—	—	3,372
Yeomsubong Wind Power Co., Ltd.		4	48.72%	2	93	—	—	95
Yeongyang Wind Power Corporation II		19,516	30.00%	5,855	2,110	—	—	7,965
Haeparang Energy Co., Ltd.		8,885	25.00%	2,221	20	—	—	2,241
Saemangeum Sebit Power Plant Co., Ltd.		8,296	69.55%	5,770	230	—	—	6,000

<Joint ventures>
KEPCO-Uhde Inc.		114	50.85%	58	—	—	—	58
Shuweihat Asia Power Investment B.V.		75,652	49.00%	37,069	—	—	—	37,069
Shuweihat Asia Operation & Maintenance Company		2,509	55.00%	1,380	—	—	—	1,380
Waterbury Lake Uranium L.P.		65,226	33.10%	21,590	—	—	—	21,590
ASM-BG Investicii AD		37,384	50.00%	18,692	—	—	—	18,692
RES Technology AD		33,405	50.00%	16,703	—	—	—	16,703
KV Holdings, Inc.		6,317	40.00%	2,527	—	—	—	2,527
KEPCO SPC Power Corporation		264,600	75.20%	198,979	—	—	—	198,979
Gansu Datang Yumen Wind Power Co., Ltd.		16,588	40.00%	6,635	—	—	—	6,635
Datang Chifeng Renewable Power Co., Ltd.		511,467	40.00%	204,587	—	—	—	204,587

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	￦	110,542	40.00%	44,217	—	—	—	44,217
Rabigh Electricity Company		500,132	40.00%	200,053	—	(55,571)	(804)	143,678
Rabigh Operation & Maintenance Company Limited		10,177	40.00%	4,071	—	—	—	4,071
Jamaica Public Service Company Limited		705,503	40.00%	282,201	29,357	—	(16,909)	294,649
KW Nuclear Components Co., Ltd.		35,355	45.00%	15,910	—	—	(176)	15,734
Busan Shinho Solar Power Co., Ltd.		23,363	25.00%	5,841	—	—	—	5,841
Global Trade Of Power System Co., Ltd.		2,058	29.00%	597	—	—	—	597
Expressway Solar-light Power Generation Co., Ltd.		10,634	29.00%	3,084	—	—	—	3,084
Amman Asia Electric Power Company		297,799	60.00%	178,679	—	—	—	178,679
KAPES, Inc.		33,691	51.00%	17,182	—	(20,697)	3,515	—
Honam Wind Power Co., Ltd.		13,823	29.00%	4,009	32	—	—	4,041
Korea Power Engineering Service Co., Ltd.		18,671	29.00%	5,415	—	—	—	5,415
Chun-cheon Energy Co., Ltd.		87,427	29.90%	26,141	3	—	(248)	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.		18,149	15.00%	2,722	6	—	—	2,728
Nghi Son 2 Power LLC		(37,879)	50.00%	(18,940)	—	—	18,940	—
Kelar S.A.		129,173	65.00%	83,962	2,733	—	—	86,695
PT. Tanjung Power Indonesia		132,988	35.00%	46,546	—	—	—	46,546
Incheon New Power Co., Ltd.		634	29.00%	184	—	—	(184)	—
Seokmun Energy Co., Ltd.		47,732	29.00%	13,842	—	—	—	13,842
Daehan Wind Power PSC		10,308	50.00%	5,154	—	—	—	5,154
Barakah One Company		(243,855)	18.00%	(43,894)	—	1,058	42,836	—
Nawah Energy Company		1,632	18.00%	294	—	—	—	294
Momentum		1,104	33.33%	368	—	—	—	368
Daegu Green Power Co., Ltd.		81,768	54.24%	44,351	84	—	(20,381)	24,054
Yeonggwang Wind Power Co., Ltd.		37,291	46.00%	17,154	492	—	—	17,646
Chester Solar IV SpA		(178)	45.00%	(80)	60	—	20	—
Chester Solar V SpA		(222)	45.00%	(100)	125	—	—	25
Diego de Almagro Solar SpA		583	45.00%	262	100	—	—	362
South Jamaica Power Company Limited		186,812	20.00%	37,362	—	—	(2)	37,360
Daesan Green Energy Co., Ltd.		60,697	35.00%	21,244	—	—	—	21,244
RE Holiday Holdings LLC		146,334	50.00%	73,167	—	—	—	73,167
RE Pioneer Holdings LLC		94,029	50.00%	47,015	—	—	—	47,015
RE Barren Ridge 1 Holdings LLC		114,338	50.00%	57,169	—	—	(55,286)	1,883
RE Astoria 2 LandCo LLC		11,996	50.00%	5,998	—	—	—	5,998
RE Barren Ridge LandCo LLC		4,239	50.00%	2,120	—	—	—	2,120
Laurel SpA		216	45.00%	97	193	—	—	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,236	12.37%	3,616	9	—	—	3,625
Chile Solar JV SpA		64,914	50.00%	32,457	—	—	—	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.		13,941	29.01%	4,045	61	—	—	4,106
Chester Solar I SpA		1,922	45.00%	865	255	—	—	1,120
Solar Philippines Calatagan Corporation		70,565	38.00%	26,815	—	—	31,416	58,231
Saemangeum Solar Power Co., Ltd.		29,552	81.01%	23,939	—	—	—	23,939
Chungsongmeon BongSan wind power Co., Ltd.		6,987	29.00%	2,026	1,782	—	—	3,808
Jaeun Resident Wind Power Plant Co., Ltd.		6,753	29.00%	1,958	—	—	—	1,958
DE Energia SpA		(10,386)	49.00%	(5,089)	—	—	14,010	8,921
Dangjin Eco Power Co., Ltd.		75,787	34.00%	25,768	341	—	—	26,109
Haemodum Solar Co., Ltd.		6,288	49.00%	3,081	—	—	—	3,081
Yangyang Wind Power Co., Ltd.		22,295	50.00%	11,148	43	—	—	11,191
Horus Solar, S.A. De C.V.		15,136	14.95%	2,262	3,580	—	—	5,842
Recursos Solares PV De Mexico II, S.A. De C.V.		15,822	14.95%	2,365	2,171	—	—	4,536
Sunmex Renovables, S.A. De C.V.		10,738	14.95%	1,605	5	—	—	1,610

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Stavro Holding II A.B.	￦	88,133	20.00%	17,627	—	—	—	17,627
Solaseado Solar Power Co., Ltd.		21,928	38.90%	8,530	1,361	—	—	9,891
Yeongam Solar Power Co., Ltd.		31,919	19.00%	6,065	773	—	—	6,838
Samsu Wind Power Co., Ltd.		14,882	19.00%	2,828	—	—	—	2,828
Pulau Indah Power Plant Sdn. Bhd.		65,823	25.00%	16,456	5,643	—	—	22,099
Sam-Yang Photovoltaic Power Co., Ltd.		10,190	49.00%	4,993	—	—	—	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		70,872	29.53%	20,929	527	—	—	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		18,098	90.00%	16,288	—	—	—	16,288
PT Barito Wahana Tenaga		266,545	30.61%	81,595	—	—	—	81,595
Cheongna Energy Co., Ltd.		18,485	50.10%	9,261	3,137	(1,200)	—	11,198
Naepo Green Energy Co., Ltd.		(26,530)	29.20%	(7,747)	—	—	7,747	—
Dayone Energy Co., Ltd.		(51,842)	46.30%	(24,003)	—	(882)	24,885	—
OneEnergy Asia Limited		135,470	40.00%	54,188	25,512	—	—	79,700
KAS Investment I LLC		51,098	29.89%	15,273	—	—	—	15,273
KAS Investment II LLC		50,895	29.89%	15,213	—	—	—	15,213
Energyco Co., Ltd. (formerly, Energyco LLC)		2,435	29.00%	706	829	—	—	1,535
CAES, LLC		43,089	36.00%	15,512	2,923	—	—	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.		14,146	49.00%	6,932	39	—	—	6,971
Busan Industrial Solar Power Co., Ltd.		1,148	28.02%	322	290	—	—	612
Bitsolar Energy Co., Ltd.		(5,033)	27.10%	(1,364)	352	—	1,364	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		935	60.00%	561	98	—	—	659
Omisan Wind Power Co., Ltd.		24,922	42.00%	10,467	166	—	—	10,633
Foresight Iberian Solar Group Holding, S.L.		11,091	75.00%	8,318	1,425	—	—	9,743
Yeongwol Eco Wind Co., Ltd.		4,718	29.00%	1,368	1,828	—	—	3,196
Gurae Resident Power Co., Ltd.		1,198	29.00%	347	48	—	—	395
Cheongju Eco Park Co., Ltd.		18,172	29.00%	5,270	195	—	—	5,465
Enel X Midland Photovoltaic, LLC		8,442	20.00%	1,688	—	—	—	1,688
Geumsungsan Wind Power Co., Ltd.		18,956	29.00%	5,497	556	—	—	6,053
KEPCO KPS Carabao Corp.		966	40.00%	386	—	—	—	386
Prime Swedish Holding AB		34,237	45.00%	15,407	34	—	—	15,441
Goheung New Energy Co., Ltd.		23,020	46.15%	10,624	1,084	—	—	11,708
Gunsan Land Solar Co., Ltd.		25,658	75.29%	19,317	—	—	—	19,317
CapMan Lynx SCA, SICAR		19,952	50.00%	9,976	—	—	—	9,976
International Offshore Power Transmission Holding Company Limited		5	35.00%	2	(2)	—	—	—

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

Summary of Unrecognized Equity Interest in Investments in Associates and Joint Ventures
(6)	As of December 31, 2020, and 2021, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2020		2021
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest
		In millions of won
Hadong Mineral Fiber Co., Ltd.	￦	—	2	—	—
Eurasia Energy Holdings		(10)	175	15	190
Gunsan Bio Energy Co., Ltd.		290	3,582	282	3,864
Daehan Wind Power PSC		3,855	3,855	(3,855)	—
Dayone Energy Co., Ltd.		(14,035)	24,696	(1,244)	23,452
Nghi Son 2 Power LLC		30,456	133,280	(114,340)	18,940
Samcheok Eco Materials Co., Ltd.		(3)	785	(323)	462
Naepo Green Energy Co., Ltd.		(7,003)	2,278	5,469	7,747
Barakah One Company		(46,758)	69,338	(26,502)	42,836
Pioneer Gas Power Limited		15,824	15,938	21,691	37,629
Incheon New Power Co., Ltd.		194	194	(31)	163
Bigeum Resident Photovoltaic Power Co., Ltd.		116	116	182	298
KAPES, Inc.		3,198	3,198	317	3,515
Chester Solar IV SpA		—	—	21	21

Summary of Shareholders' Agreements on Investments in Associates and Joint Ventures
(7)	As of December 31, 2021, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:
(i)	Gemeng International Energy Co., Ltd.
Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS
Co-Pa
PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Taebaek Wind Power Co., Ltd.
In the case where
non-controlling
shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iii)	Pyeongchang Wind Power Co., Ltd.
In the case where
non-controlling
shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation. The Company is under agreement of O&M with the entity. Pursuant to the agreement, the Company guarantees a certain level of utilization rate and it is obligated to pay the penalty in the event of suspension in power generating.

(iv)	Daeryun Power Co., Ltd.
The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(v)	Daegu Green Power Co., Ltd.
The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. The Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(vi)	Yeonggwang Wind Power Co., Ltd.
In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling
shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(vii)	Chester Solar I SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(viii)	Chester Solar IV SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(ix)	Chester Solar V SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(x)	Diego de Almagro Solar SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xi)	Laurel SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xii)	Samcheok Eco Materials Co., Ltd.
For Samcheok Eco Materials Co., Ltd., ordinary shareholders have the right to buy the shares of preferred shareholders if preferred shareholders intend to sell their preferred stock until December 26, 2023, and ordinary shareholders shall guarantee the investment principle of preferred shareholders.

(xiii)	Hyundai Green Power Co., Ltd.
As of December 31, 2021, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares in Hyundai Green Power Co., Ltd. when claimed by the financial investors at certain period of time in the future. Also, at certain period of time in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Group”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Group.

(xiv)	Kosture Co., Ltd.
The Company acquires the shares with the settled amount of coal provided to Kosture Co., Ltd. every year until completion of the subscription set forth in the shareholders’ agreement.

(xv)	Omisan Wind Power Co., Ltd.
When the Company requests Unison Co., Ltd. to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares or transfer them to others at fair value.

(xvi)	Changjuk Wind Power Co., Ltd.
In the case where
non-controlling
shareholders decide to dispose of their shares in Changjuk Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(xvii)	Geumsungsan Wind Power Co., Ltd.
The Company has a right to purchase shares owned by Daemyung Energy Co., Ltd., within the range of 18%, for 3 years after the commencement of the operation.

Summary of Significant Restrictions on its Abilities to Associates or Joint Ventures
(8)	Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2021 are as follows:

Company	Nature and extent of any significant restrictions
Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of the stakeholders.

Daeryun Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the majority of major stakeholders.

KNH Solar Co., Ltd.	Principals and interests on subordinated loans or dividends to shareholders cannot be paid without written consent of financial institutions. Also, shares cannot be wholly or partially transferred without the consent of other shareholders.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Solaseado Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

KPGE Inc.	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar Spa	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Shinho Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied.

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the collateralized debt is fully repaid.

Company	Nature and extent of any significant restrictions

Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

DE Energia SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when prior written consent of financial institutions is obtained.

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Omisan Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, either of Omisan Wind Power Co., Ltd. and Unison Co., Ltd. shall not transfer their shares to others wholly or partially until 4 years have passed from the completion of power complex without the written consent from the other party. In case the shares of each party becomes less than 10% of outstanding shares after the transfer, it also requires the written consent from the other party.

Yangyang Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Industrial Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Kosture Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Geumsungsan Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred for 3 years after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

Daewon Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Cheongju Eco Park Co., Ltd.	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied, or permitted by related financing contracts, or prior written consent of financial institutions is obtained.

Goheung New Energy Co., Ltd.	Payment of dividends or repayment of loans such as subordinated loans to the investors can only be made when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.